UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2023

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

August 31, 2022

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

❯	Catholic Values Equity Fund

❯	Catholic Values Fixed Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
Notes to Financial Statements	39
Disclosure of Fund Expenses	55
Review of the Liquidity Risk Management Program	56
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	57

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Equity Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 4.9%
AT&T Inc	60,883	$1,068
Cable One Inc	159	181
Charter Communications Inc, Cl A *	128	53
Cogent Communications Holdings Inc	1,022	54
Comcast Corp, Cl A	14,311	518
Electronic Arts Inc	4,755	603
Facebook Inc, Cl A *	8,874	1,446
Fox Corp	2,882	95
IAC *	443	29
Informa	112,427	715
Interpublic Group of Cos Inc/The	4,252	118
Liberty Media -Liberty SiriusXM *	2,161	89
Live Nation Entertainment Inc *	11,706	1,058
Lumen Technologies	8,286	83
Madison Square Garden Sports C *	191	31
Match Group *	514	29
Netflix Inc *	129	29
New York Times Co/The, Cl A	2,073	63
Nexstar Media Group Inc, Cl A	3,323	636
Pinterest Inc, Cl A *	15,783	364
ROBLOX, Cl A *	389	15
Roku Inc, Cl A *	292	20
Scout24 AG	8,933	517
Shutterstock	560	31
SK Telecom	18,973	739
Spotify Technology SA *	3,055	330
Take-Two Interactive Software Inc *	833	102
TEGNA	5,058	108
T-Mobile US Inc *	10,602	1,526
Toei Animation Co Ltd	1,300	120
TripAdvisor Inc *	1,860	44
Twitter Inc *	14,173	549
Universal Music Group	3,536	71
Verizon Communications Inc	20,260	847
ViacomCBS Inc, Cl A	2,056	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ViacomCBS Inc, Cl B	2,018	$47
Walt Disney Co/The *	15,526	1,740
Warner Bros Discovery *	18,294	242
World Wrestling Entertainment, Cl A	1,782	121

		14,485
Consumer Discretionary — 11.9%
ADT Inc	6,874	50
Advance Auto Parts Inc	623	105
Airbnb, Cl A *	1,045	118
Alibaba Group Holding Ltd ADR *	9,791	934
Amazon.com Inc *	39,576	5,017
American Eagle Outfitters Inc	16,752	189
Aptiv PLC *	636	59
Aramark	2,596	93
Autoliv	1,309	102
AutoNation *	266	33
AutoZone Inc *	44	93
Best Buy Co Inc	976	69
Booking Holdings Inc *	299	561
BorgWarner Inc	537	20
BRP	4,398	306
Brunswick Corp	1,228	92
Burlington Stores Inc *	404	57
Caesars Entertainment *	1,069	46
Callaway Golf *	2,933	65
CarMax Inc *	744	66
Carnival Corp *	4,654	44
Carter's Inc	1,053	78
Carvana Co, Cl A *	554	18
Chipotle Mexican Grill Inc, Cl A *	81	129
Choice Hotels International	641	74
Columbia Sportswear Co	602	43
Coway Co Ltd	18,893	900
Darden Restaurants Inc	1,745	216
Deckers Outdoor Corp *	281	90
Dick's Sporting Goods Inc	1,799	191
Dollar General Corp	9,398	2,231
Dollar Tree Inc *	565	77
Dollarama Inc	4,268	261
Domino's Pizza Inc	447	166
DoorDash, Cl A *	31	2
DR Horton Inc	9,891	704
eBay Inc	5,427	240
Etsy Inc *	427	45
Expedia Group *	485	50
Faurecia	7,019	101
Floor & Decor Holdings Inc, Cl A *	1,447	118
Ford Motor Co	6,427	98
GameStop, Cl A *	2,112	60
Gap Inc/The	4,895	45
Garmin Ltd	814	72
General Motors Co	23,023	880

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex	2,897	$79
Goodyear Tire & Rubber Co/The *	5,890	83
Grand Canyon Education *	215	18
GVC Holdings PLC	4,650	69
Hanesbrands Inc	1,600	14
Hasbro Inc	526	41
Hilton Worldwide Holdings Inc	1,519	193
Home Depot Inc/The	5,539	1,598
Hyatt Hotels Corp, Cl A *	774	69
Industria de Diseno Textil	43,457	942
JD.com, Cl A	914	29
Kohl's Corp	839	24
Las Vegas Sands Corp *	9,875	372
Lear Corp	411	57
Lithia Motors, Cl A	418	111
Lowe's Cos Inc	10,355	2,010
lululemon athletica Inc *	285	85
Magna International Inc	12,236	706
Marriott International Inc/MD, Cl A	679	104
Marriott Vacations Worldwide	610	87
Mattel Inc *	910	20
MercadoLibre Inc *	85	73
MGM Resorts International	30,305	989
Midea Group, Cl A	23,400	181
Minor International	412,700	385
Mohawk Industries Inc *	721	80
Monro Inc	9,774	453
Murphy USA	644	187
NIKE Inc, Cl B	8,460	901
Nordstrom Inc	1,516	26
Norwegian Cruise Line Holdings Ltd *	2,379	31
NVR *	23	95
Oppein Home Group, Cl A	21,100	399
O'Reilly Automotive Inc *	141	98
Oxford Industries	1,191	127
Peloton Interactive Inc, Cl A *	1,049	11
Penske Automotive Group	933	110
Petco Health & Wellness, Cl A *	6,097	91
Polaris Inc	549	62
Pool Corp	1,426	484
PulteGroup Inc	6,331	257
PVH Corp	1,066	60
Ralph Lauren, Cl A	847	77
Ross Stores Inc	18,294	1,578
Royal Caribbean Cruises Ltd *	765	31
Samsonite International SA	228,400	560
Service Corp International/US	1,137	70
Shimano Inc	4,000	716
Six Flags Entertainment *	4,098	91
Sodexo SA	5,654	435
Starbucks Corp	9,115	766
Steven Madden	2,716	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry	2,532	$88
Target Corp	1,620	260
Tempur Sealy International	2,754	69
Tesla Inc *	9,246	2,548
Thor Industries Inc	2,039	165
TJX Cos Inc/The	5,133	320
Topsports International Holdings	473,000	374
Tractor Supply Co	1,428	264
Travel + Leisure	1,185	50
Ulta Beauty Inc *	893	375
Under Armour, Cl A *	4,708	40
Urban Outfitters Inc *	2,117	43
Vail Resorts Inc	213	48
VF Corp	1,652	68
Wendy's Co/The	2,626	50
Whirlpool	461	72
Williams-Sonoma Inc	555	83
Wingstop Inc	789	90
Workman Co Ltd	4,000	162
Wyndham Hotels & Resorts Inc	874	57
YETI Holdings Inc *	1,751	65
Yum! Brands Inc	560	62

		36,575
Consumer Staples — 7.6%
Altria Group Inc	3,184	144
Archer-Daniels-Midland Co	1,290	114
Brown-Forman Corp, Cl B	1,103	80
Bunge Ltd	963	96
Campbell Soup Co	2,145	108
Casey's General Stores Inc	344	74
Clorox Co/The	495	72
Coca-Cola Co/The	31,266	1,929
Colgate-Palmolive Co	7,124	557
Conagra Brands Inc	45,001	1,547
Constellation Brands Inc, Cl A	1,692	416
Costco Wholesale Corp	2,141	1,118
Darling Ingredients *	1,535	117
Diageo PLC	28,703	1,257
Estee Lauder, Cl A	422	107
Flowers Foods Inc	2,694	74
General Mills Inc	1,001	77
Greencore Group PLC *	398,613	395
Hain Celestial Group Inc/The *	2,713	55
Hershey Co/The	1,957	440
Hormel Foods Corp	2,233	112
Ingredion Inc	6,376	555
JM Smucker Co/The	9,510	1,331
Kellogg Co	3,231	235
Keurig Dr Pepper Inc	1,806	69
Kimberly-Clark Corp	2,896	369
Kraft Heinz Co/The	1,549	58
Kroger Co/The	36,550	1,752

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamb Weston Holdings Inc	1,288	$102
McCormick & Co Inc/MD	1,882	158
MGP Ingredients	213	23
Molson Coors Beverage Co, Cl B	11,846	612
Mondelez International Inc, Cl A	14,097	872
Monster Beverage Corp *	1,149	102
Nomad Foods Ltd *	28,354	502
PepsiCo Inc	6,344	1,093
Pernod Ricard SA	4,382	809
Philip Morris International Inc	14,714	1,405
Pigeon Corp	3,100	47
Sysco Corp	23,898	1,965
Tyson Foods Inc, Cl A	1,774	134
Unilever PLC	25,629	1,171
US Foods Holding Corp *	13,632	417
Walgreens Boots Alliance Inc	9,524	334

		23,004
Energy — 4.9%
Antero Resources Corp *	3,254	130
Baker Hughes Co, Cl A	29,228	738
BP PLC ADR	29,443	908
Cabot Oil & Gas Corp	648	20
Canadian Natural Resources Ltd	19,928	1,092
Cheniere Energy Inc	1,728	277
Chesapeake Energy	1,310	132
Chevron Corp	16,922	2,675
ConocoPhillips	7,088	776
Devon Energy Corp	6,524	461
Diamondback Energy Inc	1,939	258
DT Midstream	465	26
EOG Resources Inc	1,358	165
EQT Corp	6,571	314
Exxon Mobil Corp	8,227	786
Halliburton Co	5,206	157
Helmerich & Payne Inc	3,831	164
Hess Corp	1,868	226
Kinder Morgan Inc/DE	19,664	360
Marathon Oil Corp	9,442	242
Marathon Petroleum Corp	2,427	244
New Fortress Energy, Cl A	2,147	123
Northern Oil and Gas	2,702	85
Oasis Petroleum	685	97
Occidental Petroleum Corp	1,417	100
ONEOK Inc	2,578	158
Ovintiv	2,331	124
Phillips 66	1,454	130
Pioneer Natural Resources Co	8,088	2,048
Range Resources Corp	4,108	135
Schlumberger Ltd	4,621	176
Select Energy Services, Cl A *	3,358	24
Shell	24,119	643
Shell PLC ADR	3,894	206

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwestern Energy Co *	15,313	$115
Texas Pacific Land	71	131
Valero Energy Corp	1,795	210
Williams Inc	4,821	164

		14,820
Financials — 14.8%
Affiliated Managers Group Inc	631	80
Aflac Inc	1,184	70
AGNC Investment Corp ‡	2,829	34
AIA Group Ltd	104,200	1,008
Allstate Corp/The	1,314	158
Ally Financial Inc	2,235	74
American Express Co	1,286	195
Ameriprise Financial Inc	1,258	337
Annaly Capital Management Inc ‡	94,744	611
Aon PLC, Cl A	1,968	550
Apollo Global Management	2,038	113
Arch Capital Group *	2,300	105
Ares Management, Cl A	1,251	93
Arthur J Gallagher	588	107
Assured Guaranty Ltd	1,974	101
Banco Bradesco SA ADR	77,011	279
Bank of America Corp	46,998	1,580
Bank of Hawaii Corp	618	48
Bank of New York Mellon Corp/The	6,146	255
Bank of NT Butterfield & Son	3,324	108
Bank OZK	9,680	392
BankUnited Inc	2,425	90
Berkshire Hathaway Inc, Cl B *	5,464	1,534
BlackRock Inc, Cl A	667	444
Blackstone	1,004	94
BOK Financial Corp	794	71
Brighthouse Financial Inc *	2,043	97
Capital One Financial Corp	657	70
Carlyle Group	1,855	60
Charles Schwab Corp/The	8,887	631
Chimera Investment Corp ‡	7,819	66
Chubb Ltd	1,561	295
Cincinnati Financial	726	70
Citigroup Inc	41,337	2,018
Citizens Financial Group Inc	14,083	517
CME Group Inc, Cl A	2,621	513
Cohen & Steers Inc	792	57
Comerica Inc	724	58
Commerce Bancshares Inc/MO	1,194	82
Credit Acceptance Corp *	209	111
Cullen/Frost Bankers Inc	599	78
Discover Financial Services	2,924	294
DNB Bank	87,326	1,672
East West Bancorp Inc	1,870	135
Equitable Holdings Inc	4,036	120
Erie Indemnity Co, Cl A	343	74

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evercore Inc, Cl A	786	$74
Everest Re Group Ltd	248	67
FactSet Research Systems Inc	1,033	448
Fifth Third Bancorp	1,877	64
First Citizens BancShares, Cl A	16	13
First Hawaiian Inc	1,924	49
First Horizon National Corp	10,810	245
First Republic Bank/CA	491	75
FNB Corp	33,393	398
Franklin Resources Inc	1,707	45
Gjensidige Forsikring	4,629	94
Globe Life	1,091	106
Hana Financial Group	9,644	283
Hanover Insurance Group	687	89
Hartford Financial Services Group Inc/The	4,339	279
HDFC Bank Ltd ADR	8,381	512
Home BancShares Inc/AR	4,338	102
Home Capital Group Inc, Cl B	5,203	111
Huntington Bancshares Inc/OH	11,006	147
ING Groep	58,676	517
Intercontinental Exchange Inc	565	57
Invesco Ltd	3,179	52
Janus Henderson Group PLC	2,562	60
Jefferies Financial Group	2,802	90
JPMorgan Chase & Co	13,791	1,568
KeyCorp	3,317	59
KKR & Co Inc, Cl A	2,511	127
Lincoln National Corp	1,943	90
London Stock Exchange Group	4,301	405
LPL Financial Holdings	709	157
LVMH Moet Hennessy Louis Vuitton	2,177	1,417
M&T Bank Corp	1,119	203
MarketAxess Holdings Inc	311	77
Marsh & McLennan Cos Inc	10,416	1,681
MetLife Inc	4,026	259
MGIC Investment Corp	7,078	101
Mitsubishi UFJ Financial Group	252,800	1,315
Moody's Corp	248	71
Morgan Stanley	9,778	833
Morningstar Inc	253	58
MSCI Inc, Cl A	201	90
Nasdaq Inc	1,761	105
NatWest Group	430,347	1,234
New Residential Investment ‡	9,381	88
New York Community Bancorp	7,518	74
NMI Holdings, Cl A *	4,637	95
NN Group NV	13,267	547
Northern Trust Corp	2,012	191
OneMain Holdings Inc, Cl A	1,860	65
ORIX	67,800	1,123
PacWest Bancorp	5,717	151
Partners Group Holding AG	614	595

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle Financial Partners	2,549	$206
PNC Financial Services Group Inc/The	2,121	335
Popular Inc	8,265	638
Primerica	683	87
Principal Financial Group Inc	1,152	86
Progressive Corp/The	6,508	798
Prosperity Bancshares Inc	1,900	135
Prudential Financial Inc	5,745	550
Prudential PLC	40,299	424
Raymond James Financial Inc	1,360	142
Regions Financial Corp	5,506	119
Reinsurance Group of America	1,752	220
Rocket Inc, Cl A	6,200	49
S&P Global Inc	3,343	1,177
SCB X	162,200	491
Signature Bank NY	2,304	402
SLM Corp	12,309	188
Starwood Property Trust ‡	4,020	92
State Street Corp	21,703	1,483
SVB Financial Group *	249	101
Synchrony Financial	2,944	96
Synovus Financial Corp	5,299	213
T Rowe Price Group Inc	674	81
Travelers Cos Inc/The	433	70
Truist Financial Corp	2,659	125
Umpqua Holdings Corp	25,167	446
UniCredit	36,516	360
Univest Financial Corp	3,549	88
Unum Group	3,649	138
US Bancorp	31,167	1,422
Virtu Financial Inc, Cl A	3,660	84
W R Berkley	1,406	91
Webster Financial Corp	5,867	276
Western Alliance Bancorp	2,780	213
Willis Towers Watson PLC	1,659	343
Wintrust Financial Corp	1,614	136
Zions Bancorp NA	1,209	67

		44,277
Health Care — 12.3%
ABIOMED Inc *	297	77
Acadia Healthcare Co Inc *	1,305	107
agilon health *	753	16
Align Technology Inc *	210	51
Alnylam Pharmaceuticals Inc *	1,813	375
Amedisys Inc *	873	103
AmerisourceBergen Corp, Cl A	12,877	1,887
Anthem Inc	1,761	854
Avantor Inc *	19,635	489
Azenta	9,220	486
Baxter International Inc	8,537	491
BioMarin Pharmaceutical Inc *	3,751	335
Boston Scientific Corp *	17,415	702

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bruker Corp	9,855	$552
Cardinal Health Inc	3,870	274
Change Healthcare Inc *	2,000	49
Chemed Corp	1,523	725
Cigna Corp	2,769	785
Coloplast, Cl B	7,558	867
ConvaTec Group PLC	526,521	1,333
CVS Health Corp	32,246	3,165
DaVita Inc *	1,288	110
Dechra Pharmaceuticals PLC	23,396	950
Definitive Healthcare, Cl A *	86	2
Demant *	19,025	588
DENTSPLY SIRONA Inc	1,719	56
DexCom Inc *	3,868	318
Doximity, Cl A *	2,568	85
Edwards Lifesciences Corp *	10,281	926
Elanco Animal Health Inc *	31,999	484
Encompass Health Corp	2,370	115
Enhabit *	1,185	20
Enovis *	1,806	91
Ensign Group Inc/The	1,143	98
Envista Holdings Corp *	2,745	102
Exact Sciences Corp *	2,022	72
Exelixis Inc *	13,403	238
Globus Medical Inc, Cl A *	824	49
Guardant Health Inc *	457	23
Henry Schein Inc *	2,467	181
Hologic Inc *	1,306	88
Horizon Therapeutics PLC *	5,701	338
Humana Inc	151	73
ICU Medical Inc *	171	27
IDEXX Laboratories Inc *	489	170
Incyte Corp *	5,877	414
Insulet Corp *	385	98
Integra LifeSciences Holdings Corp *	1,163	55
Intuitive Surgical Inc *	1,674	344
Ionis Pharmaceuticals Inc *	3,796	161
IQVIA Holdings Inc *	3,034	645
Jazz Pharmaceuticals PLC *	8,002	1,242
Laboratory Corp of America Holdings	513	116
LeMaitre Vascular	2,009	99
Masimo Corp *	645	95
McKesson Corp	2,773	1,018
Medtronic PLC	23,093	2,030
Mettler-Toledo International Inc *	577	700
Mirati Therapeutics Inc *	1,886	153
Natera *	1,764	87
Neurocrine Biosciences Inc *	2,482	260
Novocure Ltd *	1,591	131
NuVasive *	1,742	74
Oak Street Health *	88	2
Penumbra Inc *	330	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Premier Inc, Cl A	12,059	$425
Prestige Consumer Healthcare *	16,138	816
Quest Diagnostics Inc	2,735	343
QuidelOrtho *	903	72
Repligen Corp *	3,116	684
ResMed Inc	3,241	713
Royalty Pharma PLC, Cl A	14,820	620
Sarepta Therapeutics Inc *	348	38
Seagen Inc *	1,536	237
Signify Health, Cl A *	836	23
Sotera Health *	29,186	494
STERIS PLC	3,587	722
Stryker Corp	2,405	494
Syneos Health, Cl A *	9,274	557
Tandem Diabetes Care Inc *	159	7
Teladoc Health Inc *	293	9
Teleflex Inc	1,029	233
United Therapeutics Corp *	2,659	602
US Physical Therapy Inc	1,056	87
Veeva Systems Inc, Cl A *	1,171	233
Waters Corp *	2,039	609
West Pharmaceutical Services Inc	2,061	611
Zimmer Biomet Holdings Inc	5,327	566
Zoetis Inc, Cl A	8,401	1,315

		37,215
Industrials — 11.3%
3M Co	4,290	533
ABM Industries Inc	2,652	123
Acuity Brands	561	92
AECOM	2,764	202
AerCap Holdings NV *	10,135	446
AGCO Corp	675	73
Air Lease Corp, Cl A	6,874	250
Alaska Air Group Inc *	2,479	108
Allegion PLC	536	51
American Airlines Group Inc *	4,404	57
AMETEK Inc	3,249	390
AO Smith Corp	943	53
Armstrong World Industries Inc	1,080	91
Assa Abloy, Cl B	54,260	1,106
AutoStore Holdings *	47,629	64
Booz Allen Hamilton Holding, Cl A	1,232	118
CACI International, Cl A *	373	105
Carlisle	402	119
Carrier Global	2,640	103
Caterpillar Inc	357	66
CH Robinson Worldwide Inc	994	113
Cie de Saint-Gobain	24,309	986
Cintas Corp	215	88
CNH Industrial	78,592	963
Copa Holdings SA, Cl A *	1,209	86
Copart Inc *	809	97

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CoStar Group Inc *	862	$60
CSX Corp	4,524	143
Cummins Inc	1,667	359
Deere & Co	2,228	814
Delta Air Lines Inc *	12,113	376
Diploma	3,323	97
Donaldson Co Inc	397	20
Dover Corp	1,366	171
Eaton Corp PLC	8,845	1,209
EMCOR Group	908	108
Emerson Electric Co	1,607	131
Enerpac Tool Group, Cl A	36,842	715
EnPro Industries	1,183	107
Equifax Inc	375	71
Expeditors International of Washington Inc	896	92
Fastenal Co	1,480	75
FedEx Corp	2,248	474
Flowserve Corp	1,306	40
Fortive Corp	627	40
Fortune Brands Home & Security	945	58
FTI Consulting Inc *	918	147
Gates Industrial Corp PLC *	5,238	56
GFL Environmental	2,633	74
Graco Inc	401	26
Harsco *	6,173	35
HEICO Corp	12	2
Hexcel Corp	889	52
Hillenbrand	2,530	105
Howmet Aerospace	2,891	102
Hubbell Inc, Cl B	100	21
Huron Consulting Group *	2,125	142
IAA Inc *	2,607	97
IDEX	425	86
Illinois Tool Works Inc	3,727	726
Ingersoll Rand Inc	1,197	57
Insperity	1,029	112
Intertek Group PLC	4,058	187
ITT	1,117	81
JB Hunt Transport Services Inc	477	83
JetBlue Airways Corp *	6,090	47
Johnson Controls International PLC	10,634	576
Kelly Services, Cl A	37,393	602
Kirby Corp *	2,029	136
Knight-Swift Transportation Holdings Inc, Cl A	1,702	86
Korn Ferry	1,643	100
Landstar System Inc	477	70
Legrand SA	11,776	856
Lennox International Inc	194	47
Lincoln Electric Holdings	809	111
Lyft, Cl A *	1,618	24
ManpowerGroup Inc	944	69

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ManTech International Corp/VA, Cl A	600	$58
Masco Corp	1,719	87
Masonite International *	897	73
MasTec *	946	76
MDU Resources Group Inc	2,166	65
Mercury Systems *	1,569	76
Middleby *	535	77
MSC Industrial Direct Co Inc, Cl A	5,596	443
Nielsen Holdings PLC	2,443	68
Nordson Corp	843	192
Norfolk Southern Corp	420	102
nVent Electric PLC	2,436	80
Old Dominion Freight Line	24	7
Otis Worldwide Corp	4,191	303
Owens Corning	790	65
PACCAR Inc	771	67
Parker-Hannifin Corp	356	94
Pentair PLC	1,364	61
Prysmian SpA	23,455	722
Qantas Airways Ltd	97,999	357
Quanta Services	1,185	167
Regal Beloit Corp	733	101
RELX PLC	51,639	1,357
Republic Services Inc, Cl A	700	100
Robert Half International Inc	1,607	124
Rockwell Automation Inc	1,053	250
Rollins Inc	2,023	68
Ryder System Inc	2,375	182
Schneider National Inc, Cl B	2,470	56
Science Applications International	1,200	109
Sensata Technologies Holding PLC	6,719	271
Siemens AG	7,737	787
Siemens Energy	3,665	54
SiteOne Landscape Supply *	487	61
SMS Co Ltd	24,300	564
Snap-on Inc	657	143
SNC-Lavalin Group	38,282	743
Southwest Airlines Co *	1,122	41
Standex International	944	85
Stanley Black & Decker Inc	4,972	438
Sunrun Inc *	439	15
Tetra Tech Inc	1,268	172
Timken Co/The	1,209	76
Toro Co/The	721	60
Toromont Industries Ltd	5,172	402
Trane Technologies PLC	3,308	510
TransDigm Group Inc	593	356
TransUnion	974	72
Trex Inc *	956	45
UniFirst	449	81
Union Pacific Corp	3,457	776
United Airlines Holdings Inc *	1,164	41

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Parcel Service Inc, Cl B	7,148	$1,390
United Rentals Inc *	308	90
Univar Solutions Inc *	2,330	59
Verisk Analytics Inc, Cl A	474	89
Waste Connections	3,833	534
Waste Management Inc	3,911	661
Watsco Inc	331	90
WESCO International Inc *	964	127
Westinghouse Air Brake Technologies Corp	720	63
WillScot Mobile Mini Holdings *	3,052	123
Wolters Kluwer	3,535	346
Woodward Inc	800	74
WW Grainger Inc	3,273	1,816
Xinyi Glass Holdings Ltd	165,000	306
XPO Logistics *	1,313	69
Xylem Inc/NY	5,273	480

		34,255
Information Technology — 21.9%
Accenture PLC, Cl A	3,913	1,129
Adobe Inc *	2,572	960
Advanced Micro Devices Inc *	17,008	1,443
Akamai Technologies Inc *	5,807	524
Allegro MicroSystems *	3,884	91
Alteryx, Cl A *	1,413	88
Amdocs Ltd	872	74
Amphenol Corp, Cl A	1,822	134
Analog Devices Inc	2,222	337
ANSYS Inc *	247	61
Apple Inc	50,612	7,957
Applied Materials Inc	8,648	813
Arista Networks Inc *	5,978	717
Arrow Electronics Inc *	1,030	108
ASML Holding NV	3,148	1,534
Aspen Technology *	322	68
Atlassian Corp PLC, Cl A *	2,822	699
AudioCodes Ltd	21,280	474
Autodesk Inc *	816	165
Automatic Data Processing Inc	7,067	1,727
Avnet Inc	1,907	84
Belden	1,619	106
Bentley Systems, Cl B	2,299	85
Black Knight Inc *	1,137	75
Broadcom Inc	1,756	876
Broadridge Financial Solutions Inc	381	65
Cadence Design Systems Inc *	832	145
CDW Corp	2,530	432
Ceridian HCM Holding *	1,194	71
Check Point Software Technologies Ltd *	9,326	1,121
Ciena Corp *	1,878	95
Cirrus Logic Inc *	1,236	95
Cisco Systems Inc	22,694	1,015
Citrix Systems Inc	1,286	132

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cloudflare, Cl A *	666	$42
Cognex Corp	4,773	201
Cognizant Technology Solutions Corp, Cl A	869	55
Concentrix Corp	404	51
Coupa Software Inc *	405	24
Crowdstrike Holdings Inc, Cl A *	110	20
Datadog, Cl A *	2,232	234
Dell Technologies Inc, Cl C	1,116	43
DocuSign Inc, Cl A *	497	29
Dolby Laboratories Inc, Cl A	1,050	77
Dropbox Inc, Cl A *	2,225	48
DXC Technology Co *	2,083	52
Elastic NV *	642	54
EPAM Systems Inc *	101	43
ExlService Holdings *	1,082	181
F5 Networks Inc *	506	79
Fair Isaac *	42	19
Fidelity National Information Services Inc	613	56
First Solar Inc *	343	44
Fiserv Inc *	689	70
FleetCor Technologies Inc *	370	79
Fortinet *	1,010	49
Gartner *	205	58
Genpact Ltd	1,375	65
Global Payments Inc	14,216	1,766
Globant SA *	810	171
GoDaddy Inc, Cl A *	7,977	605
Guidewire Software *	1,075	77
Harmonic *	9,616	108
Hewlett Packard Enterprise Co	41,813	569
Hexagon, Cl B	23,067	237
HP Inc	23,426	673
HubSpot Inc *	83	28
II-VI Inc *	2,594	122
Intuit Inc	5,572	2,406
IPG Photonics Corp *	692	63
Jabil Inc	2,333	141
Jack Henry & Associates Inc	408	78
Jamf Holding Corp *	1,893	45
Juniper Networks Inc	15,906	452
Keysight Technologies Inc *	2,282	374
KLA Corp	445	153
Kulicke & Soffa Industries	1,690	71
Lam Research Corp	1,684	737
Lattice Semiconductor Corp *	2,069	111
Littelfuse Inc	331	78
LONGi Green Energy Technology, Cl A	92,744	689
Lumentum Holdings *	1,071	89
Mandiant *	2,720	62
Manhattan Associates *	860	121
Marvell Technology	2,297	108
Mastercard Inc, Cl A	677	220

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microchip Technology Inc	12,079	$788
Micron Technology Inc	21,467	1,213
Microsoft Corp	35,949	9,400
MKS Instruments Inc	668	67
MongoDB Inc, Cl A *	261	84
Monolithic Power Systems Inc	281	127
Motorola Solutions Inc	1,626	396
National Bank of Canada	9,789	649
National Instruments Corp	3,105	123
nCino *	762	24
NCR Corp *	1,832	57
NetApp Inc	1,531	110
New Relic Inc *	1,365	83
NortonLifeLock Inc	2,665	60
Nutanix Inc, Cl A *	4,280	74
NVIDIA Corp	9,374	1,415
Okta Inc, Cl A *	3,344	306
ON Semiconductor Corp *	1,303	90
Palo Alto Networks *	134	75
Paychex Inc	550	68
Paycom Software Inc *	217	76
Paylocity Holding Corp *	467	113
PayPal Holdings Inc *	4,618	431
Pegasystems	1,983	73
Procore Technologies *	1,863	102
PTC Inc *	835	96
Pure Storage, Cl A *	3,360	97
QUALCOMM Inc	7,331	970
Rackspace Technology *	4,409	20
RingCentral Inc, Cl A *	199	9
Roper Technologies Inc	173	70
salesforce.com Inc *	5,331	832
Samsung Electronics Co Ltd	31,089	1,388
SAP SE	12,648	1,080
ServiceNow Inc *	97	42
SK Square *	3,277	99
Skyworks Solutions Inc	606	60
Smartsheet Inc, Cl A *	1,379	46
Snowflake, Cl A *	867	157
SolarEdge Technologies *	718	198
Splunk Inc *	489	44
Square Inc, Cl A *	934	64
Switch Inc, Cl A	6,231	212
SYNNEX Corp	404	39
Synopsys Inc *	451	156
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,002	1,334
Tech Mahindra Ltd	70,301	952
Teledyne Technologies Inc *	264	97
Teradata Corp *	1,199	39
Teradyne Inc	4,374	370
Texas Instruments Inc	5,529	913

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trade Desk Inc, Cl A *	1,530	$96
Trimble Inc *	1,500	95
Twilio Inc, Cl A *	463	32
Tyler Technologies *	237	88
Ubiquiti	331	103
UiPath, Cl A *	4,862	80
Unity Software *	585	25
Universal Display Corp	975	109
VeriSign Inc *	3,562	649
ViaSat Inc *	2,883	109
Viavi Solutions *	6,176	87
Visa Inc, Cl A	14,423	2,866
VMware Inc, Cl A	873	101
Vontier Corp	10,767	236
Western Digital Corp *	2,446	103
Western Union Co	4,919	73
WEX Inc *	324	50
Wix.com *	336	21
Wolfspeed *	1,330	151
Workday Inc, Cl A *	2,264	373
Worldline *	2,375	102
Zebra Technologies, Cl A *	214	65
Zendesk Inc *	700	54
Zoom Video Communications, Cl A *	186	15
Zscaler Inc *	487	78

		66,676
Materials — 3.4%
Air Products and Chemicals Inc	2,611	659
Albemarle	467	125
Alcoa Corp	10,505	520
Amcor PLC	8,591	103
AptarGroup Inc	1,090	112
Ardagh Metal Packaging	14,317	88
Avery Dennison Corp	548	101
Axalta Coating Systems Ltd *	12,441	320
Ball Corp	927	52
Berry Global Group Inc *	921	50
Cabot Corp	1,164	84
Celanese, Cl A	707	78
CF Industries Holdings Inc	2,717	281
Chemours	3,046	103
Cleveland-Cliffs *	4,585	79
Corteva Inc	7,415	456
Crown Holdings Inc	3,878	351
Dow Inc	975	50
DuPont de Nemours Inc	10,129	564
Eastman Chemical Co	4,713	429
Ecolab Inc	466	76
Element Solutions	5,641	105
FMC Corp	524	57
Freeport-McMoRan Inc	5,276	156
Graphic Packaging Holding	4,953	110

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Huntsman Corp	4,477	$125
Ingevity *	1,326	93
International Flavors & Fragrances Inc	737	81
International Paper Co	1,238	52
Linde PLC	336	95
Livent Corp *	15,731	506
Louisiana-Pacific	1,691	92
LyondellBasell Industries NV, Cl A	607	50
Martin Marietta Materials	317	110
Mosaic Co/The	4,600	248
NewMarket Corp	145	42
Newmont Corp	14,973	619
Nucor Corp	870	116
OCI NV	5,211	196
O-I Glass Inc, Cl I *	8,446	110
Packaging Corp of America	655	90
PPG Industries Inc	510	65
Quaker Chemical Corp	241	42
Reliance Steel & Aluminum Co	2,750	517
Royal Gold Inc	466	43
Scotts Miracle-Gro	796	53
Sherwin-Williams Co/The	2,735	635
Showa Denko	57,800	898
Sonoco Products Co	903	57
SSR Mining	5,467	74
Steel Dynamics Inc	1,777	143
United States Steel Corp	4,118	94
Valvoline Inc	2,446	71
Vulcan Materials Co	363	60
Westrock Co	1,448	59

		10,545
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	322	49
American Homes 4 Rent, Cl A ‡	2,436	87
American Tower Corp ‡	2,082	529
Americold Realty Trust ‡	2,617	77
AvalonBay Communities Inc ‡	909	183
Boston Properties Inc ‡	2,949	234
Brixmor Property Group ‡	4,961	107
CBRE Group Inc, Cl A *‡	2,688	212
China Resources Land ‡	156,000	641
Corporate Office Properties Trust ‡	3,768	97
Cousins Properties ‡	2,645	71
Crown Castle International Corp ‡	4,114	703
CubeSmart ‡	1,472	68
Digital Realty Trust Inc ‡	437	54
Duke Realty ‡	2,335	137
EastGroup Properties ‡	635	105
Equinix Inc ‡	145	95
Equity Residential ‡	780	57
Essex Property Trust Inc ‡	187	50
Extra Space Storage Inc ‡	438	87

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Federal Realty Investment Trust ‡	402	$41
First Industrial Realty Trust ‡	1,730	88
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	103
Highwoods Properties ‡	2,287	69
Host Hotels & Resorts Inc ‡	9,310	165
Howard Hughes Corp/The *‡	411	26
Hudson Pacific Properties ‡	3,556	47
Iron Mountain Inc ‡	1,533	81
JBG SMITH Properties ‡	3,147	69
Jones Lang LaSalle Inc *‡	410	71
Kennedy-Wilson Holdings Inc ‡	2,346	41
Kilroy Realty Corp ‡	811	40
Kimco Realty Corp ‡	2,506	53
Lamar Advertising, Cl A ‡	862	81
Life Storage Inc ‡	829	105
Mid-America Apartment Communities ‡	482	80
National Retail Properties Inc ‡	993	45
Opendoor Technologies *‡	14,792	64
Prologis Inc ‡	5,607	698
Public Storage ‡	298	99
Rayonier ‡	2,788	99
Realty Income Corp ‡	1,634	112
Regency Centers Corp ‡	826	50
SBA Communications Corp, Cl A ‡	1,053	342
Simon Property Group Inc ‡	566	58
SL Green Realty ‡	583	26
STORE Capital Corp ‡	1,477	40
UDR Inc ‡	2,288	103
Ventas Inc ‡	1,890	90
VICI Properties ‡	3,472	114
Vornado Realty Trust Co ‡	765	20
Welltower Inc ‡	1,829	140
Weyerhaeuser Co ‡	2,954	101
Zillow Group, Cl C *‡	1,894	63

		7,068
Utilities — 2.9%
AES Corp/The	4,013	102
Algonquin Power & Utilities Corp	3,894	53
Alliant Energy Corp	1,828	112
Ameren Corp	786	73
American Electric Power Co Inc	1,847	185
American Water Works Co Inc	2,358	350
Atmos Energy Corp	622	70
Avangrid Inc	2,174	107
Brookfield Renewable, Cl A	3,044	117
CenterPoint Energy Inc	3,540	112
CMS Energy Corp	5,948	402
Consolidated Edison Inc	3,038	297
Constellation Energy	1,193	97
CPFL Energia SA	69,255	471
Dominion Energy Inc	1,583	129

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DTE Energy Co	931	$121
Duke Energy Corp	2,448	262
Edison International	7,451	505
Entergy Corp	595	69
Essential Utilities Inc	1,211	59
Evergy Inc	833	57
Eversource Energy	5,900	529
Exelon Corp	15,856	696
FirstEnergy Corp	9,890	391
Hawaiian Electric Industries Inc	1,502	59
IDACORP	994	109
NextEra Energy Inc	9,701	825
NiSource Inc	5,526	163
NRG Energy Inc	3,167	131
Pinnacle West Capital Corp	566	43
PPL Corp	23,068	671
Public Service Enterprise Group Inc	1,789	115
Sempra Energy	466	77
Southern Co/The	4,478	345
UGI Corp	1,904	75
Vistra Energy Corp	2,937	73
WEC Energy Group Inc	737	76
Xcel Energy Inc	6,735	500

		8,628
Total Common Stock
(Cost $255,857) ($ Thousands)		297,548

EXCHANGE TRADED FUND — 0.0%

iShares MSCI ACWI ex US ETF	2,125	94

Total Exchange Traded Fund
(Cost $100) ($ Thousands)		94

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	3,407,959	3,408

Total Cash Equivalent
(Cost $3,408) ($ Thousands)		3,408

Total Investments in Securities — 99.3%
(Cost $259,365) ($ Thousands)		$301,050

Percentages are based on Net Assets of $303,065 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 2).

‡	Real Estate Investment Trust.

ACWI — All Country World Index
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
Ltd — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P— Standard & Poor's

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

A list of the open futures contracts held by the Fund at August 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	7	Sep-2022	$668	$646	$(22)
S&P 500 Index E-MINI	15	Sep-2022	3,037	2,967	(70)
			$3,705	$3,613	$(92)

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	296,988	560	–	297,548
Exchange Traded Fund	94	–	–	94
Cash Equivalent	3,408	–	–	3,408
Total Investments in Securities	300,490	560	–	301,050

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(92)	–	–	(92)
Total Other Financial Instruments	(92)	–	–	(92)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value at 2/28/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$10,869	$5,612	$(13,073)	$—	$—	$3,408	3,407,959	$13	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 32.4%
Agency Mortgage-Backed Obligations — 25.0%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$325	$351
5.500%, 04/01/2030	90	92
5.000%, 06/01/2041 to 07/01/2052	356	365
4.500%, 06/01/2038 to 09/01/2050	768	777
4.000%, 07/01/2037 to 06/01/2052	800	795
3.500%, 04/01/2033 to 04/01/2052	1,653	1,602
3.000%, 09/01/2036 to 09/01/2050	2,602	2,449
2.500%, 01/01/2050 to 01/01/2052	4,434	3,990
2.000%, 09/01/2041 to 11/01/2051	2,009	1,740
1.500%, 10/01/2041 to 11/01/2041	169	143
FHLMC ARM
3.087%, ICE LIBOR USD 12 Month + 1.622%, 02/01/2050(A)	79	78
3.008%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	59	57
2.876%, ICE LIBOR USD 12 Month + 1.620%, 11/01/2047(A)	65	63
2.412%, ICE LIBOR USD 12 Month + 1.596%, 06/01/2047(A)	130	131
2.266%, ICE LIBOR USD 12 Month + 1.626%, 10/01/2046(A)	272	275
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.582%, 02/15/2038(A)	25	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.706%, 04/15/2041(A)	109	4
FHLMC CMO, Ser 2015-4494, Cl AI, IO
0.902%, 11/15/2038(A)	104	4
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	15	14
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	84	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	$88	$12
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	90	12
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	193
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	83
FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Cl A2
2.250%, 03/25/2054	514	451
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.443%, 07/25/2035(A)	240	29
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.705%, 12/25/2035(A)	2,107	114
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
4.144%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(A)(B)	55	55
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
4.744%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(B)	180	171
FNMA
4.500%, 07/01/2033 to 01/01/2059	2,071	2,100
4.000%, 01/01/2037 to 06/01/2057	3,020	2,991
3.500%, 12/01/2034 to 05/01/2052	3,427	3,310
3.450%, 03/01/2029	19	19
3.250%, 05/01/2029	20	19
3.160%, 05/01/2029	19	18
3.000%, 11/01/2034 to 05/01/2052	5,675	5,363
2.930%, 06/01/2030	38	36
2.810%, 04/01/2025	40	39
2.500%, 08/01/2035 to 07/01/2061	5,211	4,721
2.150%, 02/01/2032(A)	80	69
2.000%, 03/01/2041 to 03/01/2052	3,071	2,660
1.500%, 03/01/2051	89	73
FNMA ARM
2.603%, ICE LIBOR USD 12 Month + 1.590%, 04/01/2047(A)	153	155
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(A)	105	3
FNMA CMO, Ser 2015-56, Cl AS, IO
3.706%, 08/25/2045(A)	132	18
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	164
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	170	28
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	183	24

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA or FHLMC TBA
3.500%, 09/01/2040	$100	$95
FNMA TBA
4.500%, 10/15/2033	200	199
4.000%, 09/14/2039	100	98
3.000%, 09/13/2042	400	370
2.500%, 09/15/2043	900	804
2.000%, 09/15/2052	500	430
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(A)	199	195
GNMA
4.500%, 01/15/2042 to 02/20/2050	782	798
4.000%, 08/15/2045 to 04/20/2050	357	359
3.500%, 04/20/2046 to 02/20/2052	462	448
3.000%, 09/15/2042 to 04/20/2052	811	767
2.500%, 09/20/2051	336	306
GNMA CMO, Ser 2007-51, Cl SG, IO
4.212%, 08/20/2037(A)	7	–
GNMA CMO, Ser 2012-34, Cl SA, IO
3.682%, 03/20/2042(A)	76	10
GNMA CMO, Ser 2012-43, Cl SN, IO
4.213%, 04/16/2042(A)	61	9
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.688%, 10/20/2062(A)	43	1
GNMA CMO, Ser 2014-118, Cl HS, IO
3.832%, 08/20/2044(A)	126	16
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	83	12
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	87	13
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	83	9
GNMA CMO, Ser 2020-H09, Cl FL
2.948%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	66	66
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	284	38
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	397	59
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	282	42
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	99
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	93
GNMA TBA
5.000%, 09/01/2033	100	101
4.500%, 09/15/2039	100	100
4.000%, 09/01/2039	100	99
3.500%, 09/15/2041	500	482
3.000%, 09/01/2042	600	563

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 09/15/2052	$500	$456
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	120	100
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	601	428
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	3	3
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,149	111
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	297	18

		43,671
Non-Agency Mortgage-Backed Obligations — 7.4%
BANK, Ser 2017-BNK8, Cl XA, IO
0.843%, 11/15/2050(A)	1,604	48
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	379	324
BANK, Ser 2021-BN38, Cl A5
2.521%, 12/15/2064	293	251
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033(A)(B)	140	130
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(C)	53	46
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	370
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	410
BRAVO Residential Funding Trust 2022-NQM3, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	190	190
BX 2022-MVRK Mortgage Trust, Ser MVRK, Cl A
3.764%, TSFR1M + 1.467%, 03/15/2039(A)(B)	170	167
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
3.311%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	372	368
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
3.091%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	287	277
BXP Trust, Ser 2017-CQHP, Cl A
3.241%, ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(A)(B)	190	183
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.044%, 05/25/2035(A)(B)	158	125

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
2.714%, ICE LIBOR USD 1 Month + 0.270%, 05/25/2035(A)(B)	$47	$44
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(B)	125	109
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(B)	100	99
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	52	52
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048(A)	90	87
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	405
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
5.041%, ICE LIBOR USD 1 Month + 2.650%, 05/15/2036(A)(B)	190	183
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	200
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(B)	100	88
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	140	128
CSMC Trust, Ser 2020-FACT, Cl F
8.548%, ICE LIBOR USD 1 Month + 6.157%, 10/15/2037(A)(B)	250	236
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	40	36
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(B)	559	474
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(B)	251	213
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
5.044%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(A)	95	96
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
4.191%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(A)(B)	175	150
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
5.391%, ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(A)(B)	175	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	$260	$229
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.942%, 10/25/2050(A)(B)	140	124
Impac CMB Trust, Ser 2005-4, Cl 1M1
3.089%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(A)	23	22
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
4.094%, ICE LIBOR USD 1 Month + 1.650%, 08/25/2036(A)	42	41
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.989%, 10/15/2050(A)	1,387	43
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
5.701%, ICE LIBOR USD 1 Month + 3.160%, 06/15/2035(A)(B)	250	45
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
5.241%, ICE LIBOR USD 1 Month + 2.850%, 12/15/2036(A)(B)	170	138
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	91	72
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	17	16
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	73	65
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(B)	319	271
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
2.941%, ICE LIBOR USD 1 Month + 0.550%, 12/15/2037(A)(B)	99	96
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	99	87
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	217	213
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.281%, 07/15/2050(A)	100	96
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	246	241

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.282%, 12/12/2049(A)	$14	$7
Morgan Stanley Capital I Trust, Ser 2018-H4, Cl A4
4.310%, 12/15/2051	313	306
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
4.041%, ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(A)(B)	123	120
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(B)	110	102
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(B)	110	104
New Residential Mortgage Loan Trust 2017-3, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	129	124
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	207	196
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	207	197
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	44	42
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047(C)	107	101
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	101
PRKCM 2022-AFC1 Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	100	97
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(B)	16	16
Seasoned Credit Risk Transfer Trust Series 2018-1 CMO, Ser 2018-1, Cl MA
3.000%, 05/25/2057	195	188
Seasoned Credit Risk Transfer Trust Series 2022-1 CMO, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	341	327
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.360%, 08/25/2057(A)	182	178
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	253	247
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	299	292

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	$154	$143
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	138	128
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	209	193
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	334	283
SMRT, Ser 2022-MINI, Cl D
4.258%, TSFR1M + 1.950%, 01/15/2039(A)(B)	110	105
SREIT Trust, Ser 2021-MFP2, Cl A
3.213%, ICE LIBOR USD 1 Month + 0.822%, 11/15/2036(A)(B)	110	106
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	525
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
2.904%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2045(A)	115	110
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	261
Wells Fargo Commercial Mortgage Trust, Ser 2021-C59, Cl A5
2.626%, 04/15/2054	475	409
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	442	432

		12,867
Total Mortgage-Backed Securities
(Cost $61,247) ($ Thousands)		56,538

CORPORATE OBLIGATIONS — 32.0%
Communication Services — 3.6%
AT&T
5.350%, 09/01/2040	21	21
4.500%, 03/09/2048	39	34
4.350%, 03/01/2029	120	117
4.350%, 06/15/2045	20	17
3.650%, 09/15/2059	32	23
3.550%, 09/15/2055	10	7
3.500%, 06/01/2041	151	119
3.500%, 09/15/2053	20	15
3.300%, 02/01/2052	10	7

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.901%, ICE LIBOR USD 3 Month + 1.180%, 06/12/2024 (A)	$462	$464
2.550%, 12/01/2033	399	318
2.300%, 06/01/2027	60	55
2.250%, 02/01/2032	50	40
1.650%, 02/01/2028	60	52
CCO Holdings
4.750%, 02/01/2032 (B)	100	83
4.500%, 05/01/2032	100	81
4.500%, 06/01/2033 (B)	20	16
Charter Communications Operating
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	580	574
5.750%, 04/01/2048	90	80
5.500%, 04/01/2063	30	25
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	38
4.908%, 07/23/2025	30	30
4.800%, 03/01/2050	30	24
4.400%, 04/01/2033	50	44
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	130	128
4.150%, 10/15/2028	40	40
4.049%, 11/01/2052	150	129
4.000%, 08/15/2047	10	9
4.000%, 03/01/2048	10	9
3.999%, 11/01/2049	10	9
3.969%, 11/01/2047	90	77
3.950%, 10/15/2025	70	70
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	32
3.400%, 04/01/2030	20	19
3.400%, 07/15/2046	10	8
3.375%, 08/15/2025	60	59
3.300%, 04/01/2027	190	184
3.150%, 03/01/2026	20	19
2.937%, 11/01/2056	27	18
2.887%, 11/01/2051	254	179
2.800%, 01/15/2051	40	28
2.350%, 01/15/2027	260	242
DISH DBS
5.750%, 12/01/2028 (B)	30	23
5.250%, 12/01/2026 (B)	40	33
Fox
5.476%, 01/25/2039	70	69
Magallanes
5.141%, 03/15/2052 (B)	322	258
5.050%, 03/15/2042 (B)	10	8
4.279%, 03/15/2032 (B)	140	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.054%, 03/15/2029 (B)	$20	$18
3.755%, 03/15/2027 (B)	20	19
Sprint Spectrum
4.738%, 03/20/2025 (B)	158	159
Take-Two Interactive Software
3.700%, 04/14/2027	290	279
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	130
T-Mobile USA
4.500%, 04/15/2050	50	44
3.875%, 04/15/2030	130	120
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	150	146
3.500%, 04/15/2031	80	71
3.400%, 10/15/2052	30	22
3.375%, 04/15/2029	20	18
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	17
2.625%, 02/15/2029	30	26
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	20
4.862%, 08/21/2046	30	29
4.500%, 08/10/2033	180	173
4.329%, 09/21/2028	300	296
4.125%, 08/15/2046	30	26
4.000%, 03/22/2050	30	25
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	27
3.000%, 03/22/2027	10	9
2.875%, 11/20/2050	10	7
2.650%, 11/20/2040	70	50
2.625%, 08/15/2026	10	9
2.550%, 03/21/2031	90	76
2.355%, 03/15/2032	93	76
2.100%, 03/22/2028	30	26
1.750%, 01/20/2031	130	103
Vodafone Group
4.375%, 05/30/2028	40	39

		6,249

Consumer Discretionary — 2.8%
Amazon.com
4.950%, 12/05/2044	157	164
4.250%, 08/22/2057	10	9
4.100%, 04/13/2062	374	337
4.050%, 08/22/2047	30	28
3.875%, 08/22/2037	230	216
3.600%, 04/13/2032	110	105

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.450%, 04/13/2029	$20	$19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	48
3.100%, 05/12/2051	120	94
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	25
1.200%, 06/03/2027	60	53
Cox Communications
3.350%, 09/15/2026 (B)	231	220
Dollar General
3.250%, 04/15/2023	10	10
Element Fleet Management
1.600%, 04/06/2024 (B)	491	466
Ford Motor
6.100%, 08/19/2032	30	29
4.750%, 01/15/2043	20	15
3.250%, 02/12/2032	30	23
Ford Motor Credit
4.950%, 05/28/2027	230	216
4.000%, 11/13/2030	200	167
2.900%, 02/10/2029	220	178
General Motors
6.250%, 10/02/2043	50	48
6.125%, 10/01/2025	20	21
5.400%, 10/02/2023	20	20
5.150%, 04/01/2038	20	18
General Motors Financial
5.100%, 01/17/2024	200	202
4.150%, 06/19/2023	353	353
3.100%, 01/12/2032	10	8
Hilton Domestic Operating
5.750%, 05/01/2028 (B)	20	20
5.375%, 05/01/2025 (B)	30	30
Home Depot
3.625%, 04/15/2052	80	67
3.350%, 04/15/2050	70	56
3.300%, 04/15/2040	198	166
3.250%, 04/15/2032	100	92
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	28
Las Vegas Sands
3.200%, 08/08/2024	60	57
2.900%, 06/25/2025	210	194
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	20
Lowe's
5.000%, 04/15/2040	53	51
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NIKE
3.375%, 03/27/2050	$50	$42
3.250%, 03/27/2040	10	9
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	29
Nissan Motor
3.522%, 09/17/2025 (B)	200	190
Sands China
2.550%, 03/08/2027	200	160
Target
2.250%, 04/15/2025	40	38
Time Warner Cable
7.300%, 07/01/2038	90	92
6.550%, 05/01/2037	10	10
Time Warner Entertainment
8.375%, 07/15/2033	50	58
Toll Brothers Finance
4.375%, 04/15/2023	20	20
University of Miami
4.063%, 04/01/2052	189	167
VOC Escrow
5.000%, 02/15/2028 (B)	30	25

		4,902

Consumer Staples — 1.4%
Altria Group
6.200%, 02/14/2059	4	4
5.950%, 02/14/2049	110	99
5.800%, 02/14/2039	90	83
4.800%, 02/14/2029	5	5
4.400%, 02/14/2026	37	37
3.875%, 09/16/2046	20	14
2.450%, 02/04/2032	90	68
2.350%, 05/06/2025	10	9
Anheuser-Busch
4.900%, 02/01/2046	618	587
3.650%, 02/01/2026	20	20
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	21
4.600%, 04/15/2048	10	9
4.500%, 06/01/2050	50	45
4.350%, 06/01/2040	50	45
4.000%, 04/13/2028	20	20
3.500%, 06/01/2030	20	19
BAT Capital
4.540%, 08/15/2047	60	44
3.734%, 09/25/2040	30	21
3.557%, 08/15/2027	40	37
Cargill
1.375%, 07/23/2023 (B)	30	29
Coca-Cola
3.375%, 03/25/2027	20	20

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.600%, 06/01/2050	$20	$15
1.450%, 06/01/2027	40	36
Constellation Brands
4.750%, 11/15/2024	80	81
4.350%, 05/09/2027	20	20
3.600%, 05/09/2024	30	30
Costco Wholesale
1.600%, 04/20/2030	40	34
1.375%, 06/20/2027	70	63
CVS Health
5.125%, 07/20/2045	60	57
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	336	361
6.036%, 12/10/2028	164	168
Hershey
0.900%, 06/01/2025	10	9
Kraft Heinz Foods
5.500%, 06/01/2050	10	10
5.200%, 07/15/2045	20	19
4.875%, 10/01/2049	20	18
4.375%, 06/01/2046	10	8
4.250%, 03/01/2031	10	9
Mars
3.200%, 04/01/2030 (B)	10	9
2.700%, 04/01/2025 (B)	30	29
Mondelez International
1.500%, 05/04/2025	70	65
PepsiCo
2.875%, 10/15/2049	20	16
1.625%, 05/01/2030	20	17
Philip Morris International
2.500%, 11/02/2022	50	50
2.100%, 05/01/2030	20	16
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	17

		2,431

Energy — 4.0%
Apache
7.750%, 12/15/2029	20	21
5.350%, 07/01/2049	20	16
4.750%, 04/15/2043	10	8
4.250%, 01/15/2044	150	111
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	37
Cameron LNG
3.302%, 01/15/2035 (B)	70	59
2.902%, 07/15/2031 (B)	60	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cheniere Energy
4.625%, 10/15/2028	$20	$19
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	32
Chevron
3.078%, 05/11/2050	10	8
2.954%, 05/16/2026	30	29
1.554%, 05/11/2025	50	47
Chevron USA
3.850%, 01/15/2028	30	30
Continental Resources
5.750%, 01/15/2031 (B)	40	38
4.900%, 06/01/2044	20	16
4.500%, 04/15/2023	30	30
4.375%, 01/15/2028	30	28
2.268%, 11/15/2026 (B)	20	18
Coterra Energy
4.375%, 03/15/2029 (B)	160	154
3.900%, 05/15/2027 (B)	80	76
DCP Midstream Operating
6.450%, 11/03/2036 (B)	10	10
Devon Energy
8.250%, 08/01/2023	30	31
5.850%, 12/15/2025	30	31
5.600%, 07/15/2041	50	49
5.000%, 06/15/2045	140	129
Diamondback Energy
3.500%, 12/01/2029	30	27
3.250%, 12/01/2026	10	10
Ecopetrol
5.875%, 05/28/2045	110	76
4.625%, 11/02/2031	20	16
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(A)(D)	50	45
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(A)(D)	10	9
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(A)(D)	20	18
6.250%, 04/15/2049	60	59
6.250%, ICE LIBOR USD 3 Month + 4.028%(A)(D)	70	58
5.250%, 04/15/2029	30	29
5.000%, 05/15/2050	30	26
4.950%, 06/15/2028	20	20
4.150%, 09/15/2029	20	18
3.750%, 05/15/2030	110	99
3.450%, 01/15/2023	381	381
2.900%, 05/15/2025	10	9

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	$10	$8
4.850%, 03/15/2044	50	46
4.150%, 10/16/2028	350	343
EOG Resources
4.950%, 04/15/2050	70	73
4.150%, 01/15/2026	20	20
3.900%, 04/01/2035	40	37
Equities
3.900%, 10/01/2027	60	57
3.625%, 05/15/2031 (B)	20	18
Exxon Mobil
4.327%, 03/19/2050	30	29
4.114%, 03/01/2046	70	64
3.482%, 03/19/2030	40	38
3.043%, 03/01/2026	40	39
2.992%, 03/19/2025	110	108
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	36
3.800%, 11/15/2025	2	2
Kinder Morgan
5.300%, 12/01/2034	20	20
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	78
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	40
3.500%, 09/01/2023	30	30
MEG Energy
5.875%, 02/01/2029 (B)	10	9
MPLX
5.500%, 02/15/2049	30	29
4.875%, 06/01/2025	110	110
4.800%, 02/15/2029	80	78
4.700%, 04/15/2048	60	51
4.500%, 04/15/2038	10	9
Occidental Petroleum
7.875%, 09/15/2031	10	12
7.500%, 05/01/2031	60	68
6.950%, 07/01/2024	10	10
6.200%, 03/15/2040	75	76
5.550%, 03/15/2026	30	31
4.863%, 10/10/2036 (E)	750	390
4.625%, 06/15/2045	20	18
4.400%, 04/15/2046	10	9
4.400%, 08/15/2049	70	60
4.100%, 02/15/2047	70	58
3.500%, 08/15/2029	20	18
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027	$20	$18
Pertamina Persero
6.000%, 05/03/2042 (B)	200	200
Petrobras Global Finance BV
7.375%, 01/17/2027	410	435
6.850%, 06/05/2115	50	43
5.750%, 02/01/2029	50	50
Petroleos Mexicanos
6.625%, 06/15/2035	100	72
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	18
Phillips 66
3.605%, 02/15/2025 (B)	95	93
3.550%, 10/01/2026 (B)	232	223
Pioneer Natural Resources
2.150%, 01/15/2031	50	41
1.900%, 08/15/2030	20	16
1.125%, 01/15/2026	10	9
Range Resources
5.000%, 03/15/2023	8	8
4.875%, 05/15/2025	30	29
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	30
3.900%, 05/17/2028 (B)	471	449
Shell International Finance BV
4.375%, 05/11/2045	50	47
4.000%, 05/10/2046	50	45
3.250%, 04/06/2050	50	40
2.875%, 05/10/2026	60	58
2.750%, 04/06/2030	20	18
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	201
Southwestern Energy
5.375%, 03/15/2030	20	19
Targa Resources
5.200%, 07/01/2027	50	50
4.200%, 02/01/2033	20	18
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	30	28
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	52
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	55
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	20	17
Western Midstream Operating
5.500%, 02/01/2050	20	17
4.500%, 03/01/2028	10	9
4.300%, 02/01/2030	100	90

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.555%, ICE LIBOR USD 3 Month + 2.100%, 01/13/2023 (A)	$10	$10
3.350%, 02/01/2025	30	28
Williams
7.750%, 06/15/2031	140	161
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	40	40
3.700%, 01/15/2023	20	20

		7,034

Financials — 10.9%
AIA Group MTN
3.200%, 03/11/2025 (B)	270	264
Ambac Assurance
5.100%(B)(D)	–	–
American Express
4.050%, 05/03/2029	70	68
3.375%, 05/03/2024	20	20
American International Group
2.500%, 06/30/2025	464	442
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	260
Bank of America
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (A)	221	221
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	42	39
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (A)	185	144
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	99	99
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	40	34
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	90	76
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	90	74
Bank of America MTN
5.000%, 01/21/2044	20	19
4.450%, 03/03/2026	10	10
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	100	97
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (A)	478	427
4.250%, 10/22/2026	50	49
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	110	94
4.000%, 01/22/2025	300	298
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	150	142
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	90	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	$70	$70
Bank of Montreal MTN
1.850%, 05/01/2025	70	66
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (A)	140	137
1.600%, 04/24/2025	20	19
Bank of Nova Scotia
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	40	36
1.300%, 06/11/2025	40	37
Barclays
5.304%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/09/2026 (A)	200	198
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)	200	187
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	200	191
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	129
5.000%, 06/15/2044 (B)	200	192
BNP Paribas
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(B)	200	199
4.400%, 08/14/2028 (B)	200	190
2.591%, U.S. SOFR + 1.228%, 01/20/2028 (A)(B)	250	222
Brighthouse Financial
4.700%, 06/22/2047	4	3
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	39
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (A)	42	42
3.900%, 01/29/2024	700	697
Citigroup
8.125%, 07/15/2039	60	78
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	40	39
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	20	20
4.650%, 07/23/2048	180	170
4.450%, 09/29/2027	90	88
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	233	222
4.125%, 07/25/2028	90	86
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (A)	110	103

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	$60	$54
3.700%, 01/12/2026	100	98
3.520%, ICE LIBOR USD 3 Month + 1.151%, 10/27/2028 (A)	148	137
3.400%, 05/01/2026	510	492
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	30	29
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	10	8
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	40	39
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	246
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(B)(D)	260	266
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(B)(D)	200	202
4.550%, 04/17/2026	250	240
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(B)	250	210
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(B)	250	210
CTR Partnership
3.875%, 06/30/2028 (B)	10	8
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	390	390
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	9
Intercontinental Exchange
4.950%, 06/15/2052	10	10
4.600%, 03/15/2033	100	99
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	191
JPMorgan Chase
4.950%, 06/01/2045	100	96
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	180	175
4.493%, U.S. SOFR + 3.790%, 03/24/2031 (A)	298	290
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	590	566
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	200	199
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	100	99
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (A)	210	194
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	10	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	$130	$110
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	60	56
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	100	98
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	203
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	104
Liberty Mutual Group
4.569%, 02/01/2029 (B)	349	339
4.250%, 06/15/2023 (B)	90	90
Lincoln National
3.400%, 01/15/2031	209	186
Lloyds Banking Group
4.375%, 03/22/2028	200	193
3.900%, 03/12/2024	536	533
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(B)	302	264
Macquarie Group MTN
4.150%, ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)(B)	471	470
Manulife Financial
3.703%, 03/16/2032	340	312
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (B)	144	110
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	332
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	291
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	200	195
Moody's
3.250%, 05/20/2050	235	175
Morgan Stanley
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (A)	40	40
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	20	15
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	90	85
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	384	352
3.125%, 07/27/2026	450	429
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	120	98
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	100	94

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Securities Clearing
1.500%, 04/23/2025 (B)	$250	$234
Natwest Group
3.073%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028 (A)	200	181
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	27
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	222
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	9
Royal Bank of Canada MTN
1.600%, 04/17/2023	60	59
1.150%, 06/10/2025	40	37
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	110	100
2.901%, U.S. SOFR + 2.600%, 03/30/2026 (A)	95	91
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	90	87
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	70	69
1.150%, 06/12/2025	30	28
0.750%, 06/12/2023	80	78
UBS MTN
4.500%, 06/26/2048 (B)	400	370
UBS Group
1.364%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 01/30/2027 (A)(B)	200	176
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	440
US Bancorp
1.450%, 05/12/2025	30	28
WEA Finance
3.750%, 09/17/2024 (B)	200	192
Wells Fargo MTN
4.808%, U.S. SOFR + 1.980%, 07/25/2028 (A)	457	454
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	20	17

		19,069

Health Care — 1.3%
Aetna
2.800%, 06/15/2023	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anthem
4.550%, 05/15/2052	$20	$19
4.100%, 05/15/2032	60	58
3.650%, 12/01/2027	30	29
3.350%, 12/01/2024	20	20
2.950%, 12/01/2022	50	50
Cigna
4.900%, 12/15/2048	10	10
4.800%, 08/15/2038	100	96
4.375%, 10/15/2028	170	167
4.125%, 11/15/2025	377	375
3.750%, 07/15/2023	14	14
3.400%, 03/01/2027	441	420
CVS Health
5.050%, 03/25/2048	150	144
4.300%, 03/25/2028	30	30
4.250%, 04/01/2050	70	60
4.125%, 04/01/2040	10	9
3.750%, 04/01/2030	30	28
3.625%, 04/01/2027	30	29
2.125%, 09/15/2031	30	24
1.875%, 02/28/2031	10	8
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	50
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	391
SSM Health Care
3.688%, 06/01/2023	248	248

		2,307

Industrials — 2.9%
3M
3.700%, 04/15/2050	100	81
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	355
2.450%, 10/29/2026	150	132
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	214	197
Air Lease
3.375%, 07/01/2025	20	19
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	22
Canadian National Railway
3.650%, 02/03/2048	151	128
Canadian Pacific Railway
6.125%, 09/15/2115	167	179
3.100%, 12/02/2051	40	30
3.000%, 12/02/2041	20	16

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carlisle
2.200%, 03/01/2032	$407	$321
Carrier Global
2.700%, 02/15/2031	10	8
Cintas No. 2
4.000%, 05/01/2032	20	20
3.700%, 04/01/2027	30	30
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	137	130
CSX
3.800%, 04/15/2050	331	280
Deere
3.750%, 04/15/2050	40	37
3.100%, 04/15/2030	10	9
Delta Air Lines
7.375%, 01/15/2026	30	31
7.000%, 05/01/2025 (B)	190	197
4.750%, 10/20/2028 (B)	30	29
4.500%, 10/20/2025 (B)	30	29
2.900%, 10/28/2024	40	37
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	150	130
Eaton
4.150%, 11/02/2042	70	63
FedEx
5.250%, 05/15/2050	88	87
4.050%, 02/15/2048	237	200
Ferguson Finance
4.500%, 10/24/2028 (B)	394	380
3.250%, 06/02/2030 (B)	230	198
GFL Environmental
4.250%, 06/01/2025 (B)	20	19
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	40	40
Norfolk Southern
4.837%, 10/01/2041	200	196
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	457	452
Republic Services
2.500%, 08/15/2024	20	19
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	155	137
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	24	24
United Airlines
4.625%, 04/15/2029 (B)	30	26
4.375%, 04/15/2026 (B)	20	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	$515	$477
United Parcel Service
5.300%, 04/01/2050	66	74
United Rentals North America
3.875%, 02/15/2031	100	86
3.750%, 01/15/2032	20	17
Verisk Analytics
3.625%, 05/15/2050	202	156
Vertiv Group
4.125%, 11/15/2028 (B)	10	9
XPO Logistics
6.250%, 05/01/2025 (B)	4	4

		5,129

Information Technology — 1.5%
Apple
3.850%, 08/04/2046	156	142
3.200%, 05/13/2025	80	79
1.125%, 05/11/2025	40	37
Broadcom
4.926%, 05/15/2037 (B)	20	18
4.750%, 04/15/2029	253	249
4.110%, 09/15/2028	237	226
3.137%, 11/15/2035 (B)	150	114
1.950%, 02/15/2028 (B)	139	119
CommScope
6.000%, 03/01/2026 (B)	20	19
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	264
Hewlett Packard Enterprise
4.900%, 10/15/2025	69	70
HP
4.750%, 01/15/2028	186	183
Lam Research
2.875%, 06/15/2050	92	68
Mastercard
3.850%, 03/26/2050	10	9
NVIDIA
3.700%, 04/01/2060	50	41
3.500%, 04/01/2040	70	60
3.500%, 04/01/2050	70	58
2.850%, 04/01/2030	20	18
NXP BV
2.700%, 05/01/2025	30	28
PayPal Holdings
1.650%, 06/01/2025	30	28
Prosus MTN
3.061%, 07/13/2031 (B)	200	149
Salesforce
2.700%, 07/15/2041	40	30

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
salesforce.com
3.250%, 04/11/2023	$40	$40
Sprint Capital
8.750%, 03/15/2032	10	12
Texas Instruments
1.750%, 05/04/2030	20	17
Visa
4.300%, 12/14/2045	50	48
3.150%, 12/14/2025	70	68
2.050%, 04/15/2030	20	17
Workday
3.800%, 04/01/2032	120	110
3.700%, 04/01/2029	20	19
3.500%, 04/01/2027	205	196

		2,536

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	196
Ball
3.125%, 09/15/2031	30	25
Barrick North America Finance
5.700%, 05/30/2041	60	61
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	196
Freeport-McMoRan
5.450%, 03/15/2043	70	63
5.400%, 11/14/2034	20	19
4.625%, 08/01/2030	10	9
4.550%, 11/14/2024	10	10
Glencore Funding
4.125%, 05/30/2023 (B)	70	70
4.000%, 03/27/2027 (B)	140	135
Southern Copper
5.250%, 11/08/2042	120	116
Suzano Austria GmbH
3.750%, 01/15/2031	90	76
3.125%, 01/15/2032	20	16
Teck Resources
3.900%, 07/15/2030	30	27
Vale Canada
7.200%, 09/15/2032	10	11
Vale Overseas
6.875%, 11/21/2036	10	10

		1,040

Real Estate — 0.6%
Digital Realty Trust
3.700%, 08/15/2027	233	222
3.600%, 07/01/2029	78	72
Federal Realty Investment Trust
1.250%, 02/15/2026	233	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPT Operating Partnership
5.000%, 10/15/2027	$10	$9
4.625%, 08/01/2029	10	8
3.500%, 03/15/2031	40	30
Simon Property Group
1.750%, 02/01/2028	501	434

		985

Utilities — 2.4%
American Transmission Systems
2.650%, 01/15/2032 (B)	30	25
Aquarion
4.000%, 08/15/2024 (B)	192	190
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	558
Consolidated Edison of New York
3.950%, 04/01/2050	20	17
3.350%, 04/01/2030	20	19
DTE Electric Securitization Funding I
2.640%, 12/01/2026	294	284
Duke Energy Carolinas
3.950%, 03/15/2048	98	86
Duke Energy Florida
3.200%, 01/15/2027	230	223
Duke Energy Ohio
3.650%, 02/01/2029	50	48
Eversource Energy
3.150%, 01/15/2025	111	108
Exelon
5.625%, 06/15/2035	60	63
5.100%, 06/15/2045	328	325
4.700%, 04/15/2050	69	65
FirstEnergy
5.350%, 07/15/2047	100	92
4.400%, 07/15/2027	50	47
1.600%, 01/15/2026	20	18
Interstate Power and Light
2.300%, 06/01/2030	295	250
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	281
NSTAR Electric
3.950%, 04/01/2030	230	225
Pacific Gas and Electric
5.450%, 06/15/2027	100	98
4.950%, 06/08/2025	40	40
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	15
2.100%, 08/01/2027	20	17
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	456
Southern
3.250%, 07/01/2026	415	396

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric & Power
3.150%, 01/15/2026	$124	$120
Xcel Energy
3.400%, 06/01/2030	188	172

		4,245

Total Corporate Obligations
(Cost $61,591) ($ Thousands)		55,927

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bills
0.000%, 09/06/2022 (E)	310	310
U.S. Treasury Bonds
3.750%, 11/15/2043	490	502
3.250%, 05/15/2042	110	105
3.000%, 08/15/2052	450	426
2.875%, 08/15/2045	70	62
2.875%, 05/15/2052	1,140	1,050
2.750%, 08/15/2047	460	400
2.403%, 05/15/2049 (E)	410	170
2.375%, 02/15/2042	626	519
2.375%, 05/15/2051	30	25
2.250%, 05/15/2041	10	8
2.250%, 02/15/2052	1,990	1,589
2.000%, 11/15/2041	120	93
2.000%, 02/15/2050	330	250
2.000%, 08/15/2051	1,050	789
1.875%, 02/15/2051	5,393	3,935
1.875%, 11/15/2051	702	511
1.750%, 08/15/2041	1,946	1,446
1.625%, 11/15/2050	2,680	1,834
1.375%, 08/15/2050	2,631	1,682
1.250%, 05/15/2050	1,080	668
1.125%, 08/15/2040	4,321	2,914
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/2049	122	119
0.125%, 10/15/2024	459	451
0.125%, 01/15/2030	449	429
U.S. Treasury Notes
2.750%, 04/30/2027	180	175
2.000%, 11/15/2026	2,670	2,521
1.875%, 02/15/2032	1,975	1,766
1.500%, 01/31/2027	3,894	3,593
1.250%, 11/30/2026	4,660	4,264
1.250%, 08/15/2031	1,715	1,460
1.125%, 01/15/2025	1,980	1,874
0.625%, 07/31/2026	1,717	1,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 06/30/2025	$90	$82

Total U.S. Treasury Obligations
(Cost $43,697) ($ Thousands)		37,563

ASSET-BACKED SECURITIES — 8.9%
Automotive — 1.1%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	130	115
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	400	379
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/2033 (B)	254	231
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	148
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (B)	100	93
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	470
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	456	413
		1,849

Mortgage Related Securities — 0.3%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
2.584%, ICE LIBOR USD 1 Month + 0.140%, 12/25/2036 (A)	98	96
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
3.299%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (A)	253	242
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
3.344%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2034 (A)	145	139
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037 (C)	61	59
		536

Other Asset-Backed Securities — 7.5%

AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (B)	300	262

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	$236	$227
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (B)	139	133
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	24
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	171	155
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.944%, ICE LIBOR USD 1 Month + 1.500%, 10/25/2037 (A)(B)	120	113
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (B)	150	131
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	349	311
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (B)	474	385
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (B)	487	464
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	363	312
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
2.564%, ICE LIBOR USD 1 Month + 0.120%, 11/25/2036 (A)	71	66
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.604%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (A)	69	68
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	250	230
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	269	242
FirstKey Homes Trust, Ser 2022-SFRA, Cl A
3.100%, 03/17/2039 (B)	294	275
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (B)	94	82
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	308	275
JPMorgan Mortgage Acquisition, Ser 2005-OPT2, Cl M4
3.374%, ICE LIBOR USD 1 Month + 0.930%, 12/25/2035 (A)	180	177
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
3.374%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	235	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
2.804%, ICE LIBOR USD 1 Month + 0.360%, 01/26/2032 (A)	$250	$187
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	172	160
Navient Student Loan Trust, Ser 2016-3A, Cl A3
3.794%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(B)	145	144
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (B)	461	417
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (B)	452	397
Palmer Square CLO, Ser 2021-2A, Cl A1A3
3.738%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(B)	330	324
Palmer Square CLO, Ser 2022-2A, Cl A1
3.683%, TSFR3M + 1.570%, 07/20/2034 (A)(B)	250	247
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
2.358%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	398	392
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	441
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (B)	349	336
RAMP Trust, Ser 2006-RZ3, Cl M1
2.794%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (A)	260	251
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	170	163
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	405
SLM Student Loan Trust, Ser 2021-10A, Cl A4
2.499%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(B)	126	122
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (B)	29	29
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	159	152
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
3.164%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	136	127

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
2.864%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (A)	$145	$141
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	429	352
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	246	213
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	37	37
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	144	141
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	78	75
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	332	322
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	302	291
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	94	90
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	183	172
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	194	185
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	279	272
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	186	182
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	23	22
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	23	20
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	341	330
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	349	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	$459	$457
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (B)	260	251
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	387	345
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	95	95
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	140	131
Wind River CLO, Ser 2021-3A, Cl A
3.860%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(B)	250	242
		13,169

Total Asset-Backed Securities
(Cost $16,827) ($ Thousands)		15,554

LOAN PARTICIPATIONS — 2.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
4.274%, LIBOR + 1.750%, 11/19/2026 (A)	70	68
Air Canada, 1st Lien
6.421%, 08/11/2028 (A)	30	29
Ali Group, Term Loan B, 1st Lien
4.570%, 10/13/2028	70	68
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
6.274%, 05/12/2028 (A)	97	93
Alterra Mountain Company, Series B-2, 1st Lien
6.024%, 08/17/2028 (A)	39	38
Amwins Group Inc, 1st Lien
4.774%, 02/19/2028 (A)	33	33
Amwins Group Inc., Term Loan, 1st Lien
4.622%, 02/19/2028 (A)	6	6
APi Group, Term Loan B, 1st Lien
4.872%, 10/01/2026 (A)	74	73
Asplundh Tree Expert, LLC, 1st Lien
4.274%, 09/07/2027 (A)	10	9
Asurion LLC, B-8 Term Loan, 1st Lien
5.774%, 12/23/2026 (A)	44	40
Asurion LLC, B-9 Term Loan, 1st Lien
5.774%, 07/31/2027 (A)	30	27

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 11/03/2024 (A)(F)	$48	$46
Athena Health Group, INC. Initial Term Loan
5.800%, 02/15/2029 (A)	111	106
Berry Global, Inc., 1st Lien
4.178%, 07/01/2026 (A)	21	20
Brightspring Health, Cov-Lite, 1st Lien
5.944%, 03/05/2026 (A)	39	38
Brookfield Wec Holdings Inc., Initial Term Loan, 1st Lien
5.274%, 08/01/2025 (A)	20	19
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
5.024%, 06/07/2028 (A)	40	39
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
5.274%, LIBOR + 2.750%, 12/23/2024 (A)	66	65
Caesars Resort Collection, LLC, 1st Lien
6.024%, 07/21/2025 (A)	29	29
Castlelake Avia, 1st Lien
4.579%, 10/22/2026 (A)	59	58
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.024%, ICE LIBOR USD 1 Month + 2.500%, 03/01/2024 (A)	82	82
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
4.280%, 02/01/2027 (A)	10	10
Charter Communications, Term Loan, 1st Lien
4.280%, 04/30/2025	114	113
Citadel Securities, 1st Lien
5.070%, 02/02/2028 (A)	49	48
Clarios Global, 1st Lien
5.774%, 04/30/2026	86	83
Cloudera, Inc., 1st Lien
6.274%, 10/08/2028 (A)	30	28
CSC Holdings, LLC, 1st Lien
4.641%, 01/15/2026 (A)	10	10
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
4.891%, LIBOR + 2.500%, 04/15/2027 (A)	10	9
DCert Buyer, Inc., Initial Term Loan, 1st Lien
6.903%, LIBOR + 4.000%, 10/16/2026 (A)	108	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
6.205%, 04/09/2027	$78	$76
Energizer Holdings, 1st Lien
4.625%, 12/22/2027	20	19
Entain PLC, Facility B, 1st Lien
3.743%, 03/29/2027	20	19
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.993%, LIBOR + 2.500%, 11/18/2024 (A)	—	—
Eyecare Partners, LLC, Term Loan, 1st Lien
6.000%, 02/18/2027	29	27
First Eagles Holdings, Inc., Term Loan
4.750%, 02/01/2027	19	18
Fleetcor Technologies Operating Company LLC, 1st Lien
4.274%, 04/28/2028	30	29
Focus Financial Partners, LLC, Term Loan 1st Lien
4.524%, 07/03/2024 (A)(F)	49	48
Froneri International Limited, Facility B2, 1st Lien
4.774%, LIBOR + 2.250%, 01/29/2027 (A)	39	38
Garda World Security Corp, Term Loan B, 1st Lien
7.240%, 10/30/2026 (A)	14	13
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 2.000%, 12/30/2026 (A)	108	105
GFL Environmental, Refinancing Term Loan, 1st Lien
5.806%, 05/30/2025 (A)(F)	59	59
Global Medical, Term Loan B, 1st Lien
6.623%, 10/02/2025	87	79
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
4.274%, 02/15/2024 (A)(F)	15	15
Go Daddy, Tranche B-L Loan, 1st Lien
4.274%, 02/15/2024 (A)	5	5
Great Outdoors Group, LLC Term B-2 Loan
6.274%, 03/06/2028 (A)	30	29
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
4.524%, LIBOR + 2.000%, 11/15/2027 (A)	93	89
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
5.274%, 10/19/2027	39	38

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
4.194%, LIBOR + 1.750%, 06/22/2026 (A)	$112	$110
Horizon Therapeutics, 1st Lien
2.563%, 03/15/2028	49	48
Hudson River, 1st Lien
6.164%, 03/20/2028 (A)	40	36
Hunter Douglas, 1st Lien
6.340%, 02/26/2029 (A)	110	96
Icon, Cov-Lite, Term Loan B, 1st Lien
4.563%, 07/03/2028 (A)(F)	13	13
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
5.524%, LIBOR + 3.000%, 05/01/2026 (A)	65	63
II-VI, Term Loan B, 1st Lien
5.123%, 12/08/2028	60	59
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
5.274%, 01/26/2028 (A)	58	57
Jazz Pharmaceuticals, Inc., 1st Lien
6.024%, 05/05/2028 (A)	89	87
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
4.274%, LIBOR + 1.750%, 03/01/2027 (A)(F)	66	63
LifePoint Health, Term Loan, 1st Lien
6.274%, 11/16/2025 (A)(F)	45	43
McAfee, 1st Lien
7.250%, 07/27/2028 (A)	119	113
Milano Acquistion, Term B Loan, 1st Lien
6.250%, 10/01/2027 (A)	89	87
Mozart Debt Merger, 1st Lien
5.774%, 10/23/2028 (A)(F)	70	67
MSG National, 1st Lien
4.563%, 07/03/2028 (A)(F)	53	53
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
5.024%, LIBOR + 2.750%, 09/18/2026 (A)	74	74
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
6.200%, LIBOR + 3.688%, 01/31/2026 (A)	39	37
PCI Gaming Authority, Term B Facility Loan, 1st Lien
5.024%, LIBOR + 2.500%, 05/29/2026 (A)	32	32
Peraton Corp, 1st Lien
6.274%, 02/01/2028 (A)(F)	87	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Health & Wellness, Tem Loan B, 1st Lien
5.500%, 03/03/2028 (A)	$29	$28
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
5.774%, LIBOR + 3.250%, 03/05/2026 (A)	58	56
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
4.555%, 08/04/2028 (A)	139	136
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
5.107%, 09/23/2026 (A)(F)	83	81
3.500%, 09/23/2026	19	18
Quikrete Holding, Term Loan B, 1st Lien
5.524%, 06/11/2028 (A)	30	29
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
5.617%, 02/15/2028 (A)(F)	49	40
Realpage Inc, 1st Lien
5.524%, 04/24/2028 (A)	79	76
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
4.274%, LIBOR + 1.750%, 02/04/2027 (A)	88	86
Scientific Games/Light & Wonder 4/22 4/16/2029 LIEN 1
5.407%, 04/16/2029 (A)	80	79
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
5.274%, LIBOR + 2.500%, 06/21/2024 (A)	5	5
Setanta Aircraft, Term Loan B, 1st Lien
4.250%, 11/05/2028	80	79
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
5.274%, 12/11/2026 (A)	90	87
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
4.780%, LIBOR + 2.250%, 02/08/2027 (A)(F)	49	48
Terrier Media Buyer, Term B Loan, 1st Lien
6.024%, 12/17/2026 (A)	39	38
Transdigm Inc
4.774%, 12/09/2025 (A)	10	10
Triton Water, 1st Lien
5.750%, 03/31/2028 (A)	59	55
UFC Holdings, LLC, 1st Lien
5.520%, 04/29/2026	26	25
United Airlines Inc., 1st Lien
6.533%, 04/21/2028 (A)	69	67
Univision, Cov-Lite, Term Loan B, 1st Lien
5.774%, 03/15/2026	57	55

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Verscend, 1st Lien
6.524%, 08/27/2025	$49	$49
VFH Parent LLC, Initial Term Loan, 1st Lien
5.397%, 01/13/2029 (A)	30	29
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
4.891%, LIBOR + 2.500%, 01/31/2028 (A)	105	103
XPO Logistics, Inc., Refinancing Term Loan (2018)
4.123%, LIBOR + 0.053%, 02/24/2025 (A)	40	39
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
5.524%, 03/09/2027	50	45
Zebra Buyer LLC, 1st Lien
5.563%, 11/01/2028 (A)	31	30
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
4.891%, LIBOR + 2.500%, 04/30/2028 (A)	80	77

Total Loan Participations
(Cost $4,950) ($ Thousands)		4,791

SOVEREIGN DEBT — 1.2%

Abu Dhabi Government International Bond
2.500%, 10/11/2022(B)	400	400
Argentine Republic Government International Bond
3.500%, 07/09/2041(C)	20	5
1.500%, 07/09/2035(C)	136	31
1.000%, 07/09/2029	14	3
0.500%, 07/09/2030(C)	204	48
Brazilian Government International Bond
4.750%, 01/14/2050	200	145
4.625%, 01/13/2028	290	278
Colombia Government International Bond
5.625%, 02/26/2044	200	145
Mexico Government International Bond
4.600%, 02/10/2048	230	184
Nigeria Government International Bond MTN
6.500%, 11/28/2027(B)	200	153
Peruvian Government International Bond
5.625%, 11/18/2050	70	73
Poland Government International Bond
4.000%, 01/22/2024	110	110
Provincia de Buenos Aires MTN
5.250%, 09/01/2037(B)(C)	217	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
South Africa Government International Bond
4.300%, 10/12/2028	$200	$177
Uruguay Government International Bond
4.375%, 01/23/2031	200	205

Total Sovereign Debt
(Cost $2,420) ($ Thousands)		2,033

MUNICIPAL BONDS — 1.0%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	357

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	169

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	397

Massachusetts — 0.2%
Massachusetts Educational Financing Authority RB, Ser A
4.141%, 07/01/2027	285	280

Michigan — 0.1%
Michigan State University RB, Ser A
4.165%, 08/15/2122	100	82
Michigan State, Finance Authority, RB
2.366%, 09/01/2049 (A)	220	217

		299

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	298

Total Municipal Bonds
(Cost $1,880) ($ Thousands)		1,800

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
1.840%**†	3,132,351	$3,132

Total Cash Equivalent
(Cost $3,132) ($ Thousands)		3,132

PURCHASED OPTIONS* — 0.0%
Total Purchased Options
(Cost $17) ($ Thousands)		2

Total Investments in Securities — 101.5%
(Cost $195,761) ($ Thousands)		$177,340

WRITTEN OPTIONS* — (0.0)%
Total Written Options
(Premiums Received $55) ($ Thousands)		$(54)

A list of the open options held by the Fund at August 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
USD P/CAD C*	350,000	$444	$1.27	10/22/2022	$–
USD P/CAD C*	116,000	147	1.27	10/22/2022	–
USD P/CAD C*	116,000	147	1.27	10/22/2022	–
USD P/JPY C131.39 10/07/22*	860,702	113,087	131.39	10/22/2022	2

Total Purchased Options		$113,825			$2
WRITTEN OPTIONS — 0.0%
Put Options
October 2022, U.S. 10 Year Future Option*	(27)	$(3,199)	118.50	09/17/22	$(52)
USD P/GBP C*	(524,658)	(633)	1.21	10/22/22	–

		$(3,832)			(52)

Call Options
October 2022, U.S. 10 Year Future Option*	(27)	$(3,267)	121.00	09/17/22	$(1)
October 2022, U.S. 10 Year Future Option*	(12)	(1,464)	122.00	09/17/22	(1)

		(4,731)			(2)

Total Written Options		$(8,563)			$(54)

A list of the open futures contracts held by the Fund at August 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	10	Jan-2023	$2,086	$2,083	$(3)

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. 5-Year Treasury Note	58	Jan-2023	$6,451	$6,428	$(23)
U.S. 10-Year Treasury Note	80	Dec-2022	9,414	9,353	(61)
U.S. Long Treasury Bond	18	Dec-2022	2,456	2,445	(11)
U.S. Ultra Long Treasury Bond	10	Dec-2022	1,499	1,495	(4)
			$21,906	$21,804	$(102)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/11/22	JPY	34,044	USD	252	$6
Citigroup	10/12/22	CAD	318	USD	249	7
Citigroup	10/18/22	USD	6	EUR	6	—
Citigroup	10/18/22	EUR	118	USD	121	2
Citigroup	10/18/22	USD	141	ZAR	2,370	(3)
Citigroup	10/18/22	EUR	381	NOK	3,944	13
Citigroup	10/18/22	USD	493	GBP	409	(16)
Citigroup	10/18/22	USD	848	JPY	114,451	(19)
Citigroup	10/18/22	USD	1,027	AUD	1,499	1
Citigroup	10/18/22	USD	1,043	IDR	15,760,196	18
Citigroup	10/18/22	USD	2,689	CAD	3,484	(29)
Citigroup	10/18/22	CNH	3,033	USD	452	12
						$(8)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2022, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDS-CDX.NA.HY.3806	5.00%	Quarterly	06/20/2027	$1,538	$(20)	$73	$(93)
CDS-CDX.NA.IG.3806	1.00%	Quarterly	06/20/2027	18,697	63	200	(137)
					$43	$273	$(230)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.65%	USD-SOFR-OIS-COMPOUND	Annually	08/15/2047	USD	377	$77	$37	$40
2.50%	USD_SOFR _OIS COMPOUND	Annually	04/21/2052	USD	290	12	1	11
0.71%	SOFR	Annually	05/15/2027	USD	3,408	356	2	354
0.56%	SOFR	Annually	07/20/2045	USD	800	305	6	299
2.00%	USD SOFR- OIS COMPOUND	Annually	03/18/2032	USD	500	39	3	36
1.52%	SOFR	Annually	02/15/2047	USD	268	60	(10)	70
1.50%	SOFR	Annually	02/15/2047	USD	175	40	2	38
2.51% FIXED	USD_SOFR _OIS COMPOUND	Annually	02/15/2048	USD	236	12	2	10
1.7334%	SOFR	Annually	10/20/2031	USD	810	33	3	30
3.27%	USD_SOFR _OIS COMPOUND	Annually	04/30/2029	USD	797	(13)	(14)	1
FIXED 2.85%	USD_SOFR _OIS COMPOUND	Annually	02/15/2029	USD	517	4	2	2
1.22%	SOFR	Annually	08/15/2028	USD	736	72	–	72
1.13%	SOFR	Annually	08/15/2028	USD	1,960	201	12	189
1.52%	SOFR	Annually	11/20/2026	USD	1,070	42	(2)	44

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.62% FIXED	USD_SOFR _OIS COMPOUND	Annually	02/15/2048	USD	600	$18	$–	$18
3-MONTH USD - LIBOR	2.00%	Quarterly	02/15/2047	USD	376	71	5	66
1.63%	SOFR COMPOUNDING	Annually	05/15/2047	USD	400	83	16	67
U.S. CPI Urban Consumers NSA Index	2.77%	Annually	10/20/2031	USD	830	(67)	–	(67)
2.95%	U.S. CPI Urban Consumers NSA Index	Annually	10/20/2026	USD	830	69	(1)	70
U.S. CPI Urban Consumers NSA Index	3.37%	Annually	11/18/2026	USD	930	(58)	13	(71)
3.97%	U.S. CPI Urban Consumers NSA Index	Annually	11/18/2023	USD	930	61	(3)	64
						$1,417	$74	$1,343

Percentages are based on Net Assets of $174,712 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2022.
†	Investment in Affiliated Security (see Note 5).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $30,840 ($ Thousands), representing 17.7% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Unsettled bank loan. Interest rate may not be available.

ARM — Adjustable Rate Mortgage
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan offshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secure Overnight Financing Rate
STACR — Structured Agency Credit Risk
TBA — To Be Announced

USD — U.S. Dollar
ZAR — South African Rand

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2022

Catholic Values Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	56,538	–	56,538
Corporate Obligations	–	55,927	–	55,927
U.S. Treasury Obligations	–	37,563	–	37,563
Asset-Backed Securities	–	15,554	–	15,554
Loan Participations	–	4,791	–	4,791
Sovereign Debt	–	2,033	–	2,033
Municipal Bonds	–	1,800	–	1,800
Cash Equivalent	3,132	–	–	3,132
Purchase Options	2	–	–	2
Total Investments in Securities	3,134	174,206	–	177,340

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(54)	–	–	(54)
Futures Contracts*
Unrealized Depreciation	(102)	–	–	(102)
Forwards Contracts*
Unrealized Appreciation	–	59	–	59
Unrealized Depreciation	–	(67)	–	(67)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(230)	–	(230)
Interest Rate Swaps*
Unrealized Appreciation	–	1,481	–	1,481
Unrealized Depreciation	–	(138)	–	(138)
Total Other Financial Instruments	(156)	1,105	–	949

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the transactions with affiliates for the period ended August 31, 2022 ($ Thousands):

Security Description	Value at 2/28/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value at 8/31/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,126	$35,622	$(34,616)	$—	$—	$3,132	3,132,351	$9	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust /Semi Annual Report / August 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

August 31, 2022

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$297,642		$174,208
Affiliated Investments, at Value ††	3,408		3,132
Cash	1,616		34
Cash Collateral on Futures	189		807
Cash Collateral on Swap Contracts	–		239
Foreign Currency, at Value †††	218		127
Receivable for Fund Shares Sold	3		16
Receivable for Investment Securities Sold	793		1,769
Dividends and Interest Receivable	512		993
Unrealized Appreciation on Forward Foreign Currency Contracts	–		59
Foreign Tax Reclaim Receivable	60		–
Receivable for Variation Margin on Swap Contracts	–		26
Prepaid Expenses	32		17
Total Assets	304,473		181,427
Liabilities:
Payable for Investment Securities Purchased	1,115		6,370
Payable for Fund Shares Redeemed	2		2
Income Distribution Payable	–		1
Options Written, at Value #	–		54
Payable for Variation Margin on Futures Contracts	27		29
Payable for Variation Margin on Swap Contracts	–		20
Administration Fees Payable	70		24
Shareholder Servicing Fees Payable, Class F	23		11
Unrealized Depreciation on Foreign Currency Spot Contracts	1		–
Unrealized Depreciation on Forward Foreign Currency Contracts	–		67
Trustees Fees Payable	2		1
Chief Compliance Officer Fees Payable	1		–
Investment Advisory Fees Payable	113		45
Accrued Expense Payable	45		91
Accrued Foreign Capital Gains Tax on Appreciated Securities	9		–
Total Liabilities	1,408		6,715
Net Assets	$303,065		$174,712
† Cost of Investments	$255,957		$192,629
†† Cost of Affiliated Investments	3,408		3,132
††† Cost of Foreign Currency	221		130
# Premiums Received on Written Options	–		55
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$255,546		$198,607
Total Distributable Earnings/(Loss)	47,519		(23,895)
Net Assets	$303,065		$174,712
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.52		$8.90
	($276,712,623 ÷ 22,102,297 shares	)	($133,863,745 ÷ 15,037,064 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.50		$8.91
	($26,352,572 ÷ 2,107,438 shares	)	($40,848,206 ÷ 4,585,051 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the period ended August 31, 2022

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$3,293	$–
Income from Affiliated Registered Investment Company(1)	13	9
Interest Income	3	2,588
Less: Foreign Taxes Withheld	(132)	–
Total Investment Income	3,177	2,597
Expenses:
Investment Advisory Fees	963	318
Administration Fees	481	181
Shareholder Servicing Fees, Class F Shares	366	173
Professional Fees	37	20
Registration Fees	28	16
Printing Fees	16	9
Pricing Fees	14	70
Custodian/Wire Agent Fees	12	19
Trustees' Fees	3	2
Chief Compliance Officer Fees	1	–
Other Expenses	31	5
Total Expenses	1,952	813
Less:
Waiver of Investment Advisory Fees	(293)	(45)
Waiver of Shareholder Servicing Fees, Class F Shares	(220)	(104)
Waiver of Administration Fees	(69)	(39)
Net Expenses	1,370	625
Net Investment Income	1,807	1,972
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(1,249)	(2,985)
Futures Contracts	(1,180)	(1,261)
Forward Foreign Currency Contracts	6	396
Foreign Currency Transactions	(19)	(774)
Written Options and Swaptions	–	193
Purchased Options and Swaptions	–	(145)
Swap Contracts	–	324
Net Realized Gain (Loss)	(2,442)	(4,252)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(38,729)	(15,283)
Futures Contracts	558	(293)
Forward Foreign Currency Contracts	–	504
Foreign Capital Gains Tax	27	–
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5)	(7)
Written Options and Swaptions	–	23
Purchased Options and Swaptions	–	(38)
Swap Contracts	–	620
Net Change in Unrealized Appreciation (Depreciation)	$(38,149)	$(14,474)
Net Realized and Unrealized Appreciation (Depreciation)	$(40,591)	$(18,726)
Net Decrease in Net Assets Resulting from Operations	$(38,784)	$(16,754)

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended August 31, 2022 (Unaudited) and the year ended February 28, 2022

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	8/31/2022	2/28/2022	8/31/2022	2/28/2022
Operations:
Net Investment Income	$1,807	$2,098	$1,972	$2,790
Net realized gain (loss)	(2,442)	31,866	(4,252)	281
Net change in unrealized appreciation (depreciation)	(38,149)	(7,522)	(14,474)	(7,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,784)	26,442	(16,754)	(4,644)
Distributions:
Class F	—	(48,224)	(1,686)	(3,483)
Class Y	—	(3,331)	(543)	(896)
Total Distributions	—	(51,555)	(2,229)	(4,379)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	3,187	18,689	2,891	21,329
Reinvestment of Dividends & Distributions	—	48,168	1,677	3,471
Cost of Shares Redeemed	(5,789)	(23,630)	(3,650)	(7,674)
Net Increase (Decrease) in Net Assets from Class F Transactions	(2,602)	43,227	918	17,126
Class Y:
Proceeds from Shares Issued	181	11,550	343	18,711
Reinvestment of Dividends & Distributions	—	3,331	543	895
Cost of Shares Redeemed	(452)	(4,703)	(1,594)	(9,605)
Net Increase (Decrease) in Net Assets from Class Y Transactions	(271)	10,178	(708)	10,001
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(2,873)	53,405	210	27,127
Net Increase (Decrease) in Net Assets	(41,657)	28,292	(18,773)	18,104
Net Assets:
Beginning of Period	344,722	316,430	193,485	175,381
End of Period	$303,065	$344,722	$174,712	$193,485
Capital Share Transactions:
Class F:
Shares Issued	243	1,146	318	2,080
Shares Issued in Lieu of Dividends & Distributions	—	3,225	183	337
Shares Redeemed	(437)	(1,460)	(397)	(745)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(194)	2,911	104	1,672
Capital Share Transactions:
Class Y:
Shares Issued	14	761	38	1,818
Shares Issued in Lieu of Dividends & Distributions	—	223	59	87
Shares Redeemed	(34)	(290)	(176)	(933)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(20)	694	(79)	972

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2022 (Unaudited) and the years ended February 28 or February 29. For a share outstanding throughout the period or year

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2022@	$14.12	$0.07	$(1.67)	$(1.60)	$—	$—	$—	$12.52	(11.33)%	$276,713	0.86%	1.24%	1.12%	18%
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86	1.23	0.61	37
2021	11.71	0.11	3.82	3.93	(0.12)	(0.32)	(0.44)	15.20	33.76	294,671	0.86	1.23	0.87	65
2020	11.93	0.15	0.14	0.29	(0.15)	(0.36)	(0.51)	11.71	2.09	218,926	0.86	1.24	1.19	34
2019	12.53	0.15	(0.13)	0.02	(0.15)	(0.47)	(0.62)	11.93	0.62	229,548	0.82	1.24	1.26	49
2018	10.61	0.11	1.90	2.01	(0.09)	—	(0.09)	12.53	18.93	225,146	0.86	1.24	0.94	56
Class Y
2022@	$14.09	$0.08	$(1.67)	$(1.59)	$—	$—	$—	$12.50	(11.28)%	$26,352	0.76%	0.99%	1.22%	18%
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76	0.98	0.68	37
2021	11.69	0.13	3.81	3.94	(0.14)	(0.32)	(0.46)	15.17	33.84	21,759	0.76	0.98	0.99	65
2020	11.90	0.16	0.15	0.31	(0.16)	(0.36)	(0.52)	11.69	2.28	22,026	0.76	0.99	1.31	34
2019	12.51	0.16	(0.13)	0.03	(0.17)	(0.47)	(0.64)	11.90	0.71	35,207	0.76	0.99	1.31	49
2018	10.60	0.12	1.90	2.02	(0.11)	—	(0.11)	12.51	19.05	34,541	0.76	0.99	1.06	56
Catholic Values Fixed Income Fund
Class F
2022@	$9.87	$0.10	$(0.96)	$(0.86)	$(0.11)	$—	$(0.11)	$8.90	(8.71)%	$133,864	0.71%	0.96%	2.15%	44%
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71	0.97	1.48	76
2021	10.56	0.19	0.05	0.24	(0.20)	(0.26)	(0.46)	10.34	2.25	137,169	0.71	0.95	1.88	126
2020	9.83	0.25	0.84	1.09	(0.28)	(0.08)	(0.36)	10.56	11.28	115,971	0.71	0.95	2.54	128
2019	9.79	0.25	0.07	0.32	(0.28)	—	(0.28)	9.83	3.29	107,715	0.67	0.96	2.66	159
2018	9.93	0.20	(0.11)	0.09	(0.23)	—	(0.23)	9.79	0.87	116,124	0.71	0.96	2.06	194
Class Y
2022@	$9.88	$0.10	$(0.95)	$(0.85)	$(0.12)	$—	$(0.12)	$8.91	(8.65)%	$40,848	0.61%	0.71%	2.25%	44%
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61	0.72	1.58	76
2021	10.56	0.21	0.05	0.26	(0.21)	(0.26)	(0.47)	10.35	2.45	38,212	0.61	0.70	1.99	126
2020	9.84	0.27	0.82	1.09	(0.29)	(0.08)	(0.37)	10.56	11.28	58,798	0.61	0.70	2.62	128
2019	9.81	0.26	0.06	0.32	(0.29)	—	(0.29)	9.84	3.29	35,686	0.61	0.71	2.72	159
2018	9.94	0.23	(0.12)	0.11	(0.24)	—	(0.24)	9.81	1.07	35,191	0.61	0.74	2.35	194

@	For the six-month period ended August 31, 2022. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
The accompanying notes are an integral part of the financial statements.
Amounts designated as "—" are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2022

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“Centrally Cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) has been appointed Valuation Designee by the Board pursuant to Rule 2a-5. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures reviewed and approved by the Board. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2022, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2022, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2022.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2022, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2022, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2022, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2022, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2022, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of $20.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$18,697,000	$—	$18,697,000
> than 100	—	—	—	1,538,460	—	1,538,460
Total	$—	$—	$—	$20,235,460	$—	$20,235,460

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2022 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$—	Net Assets — Unrealized depreciation on futures contracts	$92	*
Total Derivatives not accounted for as hedging instruments		$—		$92

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—		Net Assets — Unrealized depreciation on futures contracts	$102	*
	Net Assets — Unrealized appreciation on swap contracts	1,481	†	Net Assets — Unrealized depreciation on swap contracts	138	†
	Investments, at value	2		Options written, at value	54
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	59		Unrealized loss on forward foreign currency contracts	67
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	0	†	Net Assets — Unrealized depreciation on swap contracts	230	†
Total Derivatives not accounted for as hedging instruments		$1,542			$591

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2022.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Foreign exchange contracts	$—	$—	$—	$6	$—	$6
Equity contracts	—	—	(1,180)	—	—	(1,180)
Total	$—	$—	$(1,180)	$6	$—	$(1,174)
Catholic Values Fixed Income Fund
Interest Rates	$(145)	$193	$(1,261)	$—	$441	$(772)
Foreign exchange contracts	—	—	—	396	—	396
Credit contracts	—	—	—	—	(117)	(117)
Total	$(145)	$193	$(1,261)	$396	$324	$(493)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Interest Rates	$—	$—	$558	$—	$—	$558
Total	$—	$—	$558	$—	$—	$558
Catholic Values Fixed Income Fund
Interest Rates	(38)	23	(293)	—	689	381
Foreign exchange contracts	$—	$—	$—	$504	$—	$504

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	—	—	—	—	(69)	(69)
Equity contracts	—	—	—	—	—	—
Commodity contracts	—	—	—	—	—	—
Total	$(38)	$23	$(293)	$504	$620	$816

The following table discloses the volume of the Fund’s futures contracts, swap contracts and option contracts activity during the period ended August 31, 2022 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$3,740	$19,171
Swap Contracts:
Average Notional Balance Long	–	–
Average Notional Balance Short	–	19,653
Option Contracts:
Average Notional Balance Long	–	9
Average Notional Balance Short	–	16

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2022, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
Catholic Values Equity Fund
Brandywine Global Investment Management, LLC
Coho Partners, Ltd.
Copeland Capital Management, LLC
Fred Alger Management, Inc.
Lazard Asset Management, LLC
Leeward Investments, LLC
Parametric Portfolio Associates, LLC
Allspring Global Investments, LLC
Catholic Values Fixed Income Fund
Income Research & Management
Western Asset Management Company
Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to the Fund’s Schedule of Investments for details regarding transactions with affiliates for the period ended August 31, 2022, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended August 31, 2022 the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended August 31, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
Purchases	$—	$62,384	$62,384
Sales	—	56,074	56,074
Catholic Values Fixed Income Fund
Purchases	14,123	65,835	79,958
Sales	5,915	70,786	76,701

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2022	$19,665	$31,890	$51,555
2021	3,944	5,393	9,337
Catholic Values Fixed Income Fund
2022	4,379	—	4,379
2021	6,610	844	7,454

As of February 28, 2022, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$342	$7,214	$—	$—	$—	$78,768	$(21)	$86,303
Catholic Values Fixed Income Fund	—	—	—	(775)	—	(3,024)	(1,113)	(4,912)

During the fiscal year ended February 28, 2022, no Funds used capital loss carryforwards to offset capital gains.

Other temporary differences primarily consist of straddle loss deferral and deferred start-up costs.

For Federal income tax purposes, the cost of securities owned at February 28, 2022, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2022, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund Fund	$259,365	$67,215	$(25,553)	$41,662
Fixed Income Fund Fund	195,761	206	(18,614)	(18,408)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Policy to record interest and penalties, if any.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops'

Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2022

of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

August 31, 2022

No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2022, SPTC held of record the following:

Catholic Values Equity Fund
Class F	98.91%
Class Y	50.72%
Catholic Values Fixed Income Fund
Class F	97.98%
Class Y	58.09%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

LIBOR Replacement — The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2022.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2022

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2022 through August 31, 2022).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Equity Fund
Actual Fund Return
Class F	$1,000.00	$866.70	0.86%	$4.09
Class Y	1,000.00	887.20	0.76	3.62
Hypothetical 5% Return
Class F	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,021.37	0.76	3.87

	Beginning Account Value 3/1/22	Ending Account Value 8/31/22	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$912.90	0.71%	$3.42
Class Y	1,000.00	913.50	0.61	2.94
Hypothetical 5% Return
Class F	$1,000.00	$1,021.63	0.71%	$3.62
Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

REVIEW OF THE LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

August 31, 2022

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 22, 2022, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2021 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

At the March 21-23, 2022 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on March 21-23, 2022 and June 20-22, 2022. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust / Semi Annual Report / August 31, 2022

SEI CATHOLIC VALUES TRUST /SEMI-ANNUAL REPORT / August 31, 2022

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-199 (8/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Catholic Values Equity Fund and the Catholic Values Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees (the "Board"). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer

Date: November 7, 2022

By	/s/ Ankit Puri
Ankit Puri
Controller and Chief Financial Officer

Date: November 7, 2022